 CALIFORNIA TAX-FREE INCOME FUND
PAINEWEBBER
            PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                08/31/96 02/29/96 08/31/95 ENDED 08/31/96 ENDED 08/31/96
------------------------------------------------------------------------
Class A Shares   $10.70   $11.02   $10.81       4.03%         (0.48)%
------------------------------------------------------------------------
Class B Shares    10.71    11.03    10.81       3.35          (0.85)
------------------------------------------------------------------------
Class C Shares    10.70    11.02    10.80       3.60          (0.73)
------------------------------------------------------------------------

Performance Summary Class A Shares

             NET ASSET VALUE
            ----------------------
PERIOD                              CAPITAL GAINS                      TOTAL
COVERED     BEGINNING   ENDING       DISTRIBUTED     DIVIDENDS PAID  RETURN/1/
------------------------------------------------------------------------------
09/16/85 -
  12/31/85   $ 9.57   $      10.09       $  --              $0.1827     7.41%
------------------------------------------------------------------------------
1986          10.09          11.18          --               0.7883    19.18
------------------------------------------------------------------------------
1987          11.18          10.49          --               0.7564     0.65
------------------------------------------------------------------------------
1988          10.49          10.74          --               0.7908    10.20
------------------------------------------------------------------------------
1989          10.74          10.95          --               0.7384     9.11
------------------------------------------------------------------------------
1990          10.95          10.88        0.0340             0.7362     6.68
------------------------------------------------------------------------------
1991          10.88          11.29        0.0268             0.7064    10.84
------------------------------------------------------------------------------
1992          11.29          11.29        0.1701             0.6504     7.49
------------------------------------------------------------------------------
1993          11.29          11.70        0.3052             0.6077    11.96
------------------------------------------------------------------------------
1994          11.70          10.09        0.0969             0.5844    (8.07)
------------------------------------------------------------------------------
1995          10.09          11.18          --               0.5713    16.80
------------------------------------------------------------------------------
01/01/96 -
  08/31/96    11.18          10.70          --               0.3173    (1.43)
------------------------------------------------------------------------------
                              Total: $0.6330                $7.4303
------------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 08/31/96:         133.28%
------------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
07/01/91 - 12/31/91   $10.95   $11.29    $0.0268       $0.3043        6.20%
----------------------------------------------------------------------------
1992                   11.29    11.29     0.1701        0.5631        6.67
----------------------------------------------------------------------------
1993                   11.29    11.70     0.3052        0.5188       11.11
----------------------------------------------------------------------------
1994                   11.70    10.10     0.0969        0.5029       (8.69)
----------------------------------------------------------------------------
1995                   10.10    11.19       --          0.4899       15.91
----------------------------------------------------------------------------
01/01/96 - 08/31/96    11.19    10.71       --          0.2687       (1.87)
----------------------------------------------------------------------------
                                   Total: $0.5990      $2.6477
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         08/31/96:   30.72%
----------------------------------------------------------------------------

Performance Summary Class C Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
07/02/92 - 12/31/92   $11.41   $11.28    $0.1701       $0.2625        2.68%
----------------------------------------------------------------------------
1993                   11.28    11.69     0.3052        0.5477       11.40
----------------------------------------------------------------------------
1994                   11.69    10.09     0.0969        0.5295       (8.47)
----------------------------------------------------------------------------
1995                   10.09    11.17       --          0.5149       16.09
----------------------------------------------------------------------------
01/01/96 - 08/31/96    11.17    10.70       --          0.2843       (1.64)
----------------------------------------------------------------------------
                                   Total: $0.5722      $2.1389
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         08/31/96:   19.55%
----------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates, and do not include sales charges; results for each class would be lower if sales charges were included.

 CALIFORNIA TAX-FREE INCOME FUND
PAINEWEBBER
            PERFORMANCE RESULTS (CONCLUDED)

Average Annual Return

                                                   % RETURN AFTER DEDUCTING
                     % RETURN WITHOUT SALES CHARGE   MAXIMUM SALES CHARGE
                     ------------------------------------------------------
                                 CLASS                      CLASS
                     ------------------------------------------------------
                        A*        B**      C***      A*      B**      C***
---------------------------------------------------------------------------
Twelve Months Ended
 09/30/96              4.91%     4.12%     4.37%    0.71%   (0.88)%   3.62%
---------------------------------------------------------------------------
Five Years Ended
 09/30/96              5.90      5.10       N/A     5.03     4.77      N/A
---------------------------------------------------------------------------
Ten Years Ended
 09/30/96              6.72       N/A       N/A     6.28     N/A       N/A
---------------------------------------------------------------------------
Commencement of
 Operations Through
 09/30/96+             8.09      5.47      4.59     7.69     5.16     4.59
---------------------------------------------------------------------------

* Maximum sales charge for Class A shares is 4.0% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of issuance dates are September 16, 1985, July 1, 1991 and July
  2, 1992 for Class A, Class B and Class C shares, respectively.
The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 NATIONAL TAX-FREE INCOME FUND
PAINEWEBBER
            PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                08/31/96 02/29/96 08/31/95 ENDED 08/31/96 ENDED 08/31/96
------------------------------------------------------------------------
Class A Shares   $11.28   $11.64   $11.45       3.45%         (0.72)%
------------------------------------------------------------------------
Class B Shares    11.27    11.64    11.45       2.58          (1.18)
------------------------------------------------------------------------
Class C Shares    11.27    11.64    11.45       2.83          (1.06)
------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
12/03/84 - 12/31/84   $ 9.57   $ 9.60       --          $   --         0.31%
                                         $
-----------------------------------------------------------------------------
1985                    9.60    10.45       --           0.8903      19.00
-----------------------------------------------------------------------------
1986                   10.45    11.39       --           0.8246      17.38
-----------------------------------------------------------------------------
1987                   11.39    10.74       --           0.7823       1.30
-----------------------------------------------------------------------------
1988                   10.74    11.06       --           0.8244      10.98
-----------------------------------------------------------------------------
1989                   11.06    11.23       --           0.8041       9.11
-----------------------------------------------------------------------------
1990                   11.23    11.15       --           0.7843       6.55
-----------------------------------------------------------------------------
1991                   11.15    11.56     0.0365         0.7519      11.12
-----------------------------------------------------------------------------
1992                   11.56    11.62     0.1314         0.7043       8.01
-----------------------------------------------------------------------------
1993                   11.62    12.25     0.1208         0.6507      12.32
-----------------------------------------------------------------------------
1994                   12.25    10.75     0.0135         0.6264      (7.14)
-----------------------------------------------------------------------------
1995                   10.75    11.84       --           0.5954       16.01
-----------------------------------------------------------------------------
01/01/96 - 08/31/96    11.84    11.28       --           0.3447      (1.80)
-----------------------------------------------------------------------------
                                      Total: $0.3022    $8.5834
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          08/31/96:  161.16%
-----------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/01/91 - 12/31/91   $11.19   $11.55    $0.0365        $0.3222       6.50%
-----------------------------------------------------------------------------
1992                   11.55    11.62     0.1314         0.6139       7.27
-----------------------------------------------------------------------------
1993                   11.62    12.25     0.1208         0.5599      11.49
-----------------------------------------------------------------------------
1994                   12.25    10.75     0.0135         0.5406      (7.84)
-----------------------------------------------------------------------------
1995                   10.75    11.83       --           0.5094      15.05
-----------------------------------------------------------------------------
01/01/96 - 08/31/96    11.83    11.27       --           0.2907      (2.27)
-----------------------------------------------------------------------------
                                      Total: $0.3022    $2.8367
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          08/31/96:  31.99%
-----------------------------------------------------------------------------

Performance Summary Class C Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/02/92 - 12/31/92   $11.71   $11.62    $0.1314        $0.2766       2.78%
-----------------------------------------------------------------------------
1993                   11.62    12.25     0.1208         0.5904      11.77
-----------------------------------------------------------------------------
1994                   12.25    10.75     0.0135         0.5696      (7.60)
-----------------------------------------------------------------------------
1995                   10.75    11.84       --           0.5369      15.42
-----------------------------------------------------------------------------
01/01/96 - 08/31/96    11.84    11.27       --           0.3082      (2.20)
-----------------------------------------------------------------------------
                                      Total: $0.2657    $2.2817
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          08/31/96:  19.81%
-----------------------------------------------------------------------------

  /1/ Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates, and do not include sales charges; results for each class would be lower if sales charges were included.
Note: The Fund currently offers Class Y shares primarily to INSIGHT Investment
      Advisory Program participants. For the six months ended August 31, 1996 and since inception, November 3, 1995 through August 31, 1996, Class Y shares have a total return of (0.67)% and 1.02%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

 NATIONAL TAX-FREE INCOME FUND
PAINEWEBBER
            PERFORMANCE RESULTS (CONCLUDED)

Average Annual Return

                                                 % RETURN AFTER DEDUCTING
                 % RETURN WITHOUT SALES CHARGE     MAXIMUM SALES CHARGE
                 --------------------------------------------------------------
                             CLASS                         CLASS
                 --------------------------------------------------------------
                        A*        B**    C***          A*        B**      C***
-------------------------------------------------------------------------------
Twelve Months
 Ended 9/30/96        4.09%      3.31%   3.56%      (0.09)%    (1.69)%    2.81%
-------------------------------------------------------------------------------
Five Years
 Ended 9/30/96        6.07       5.26     N/A        5.20       4.94       N/A
-------------------------------------------------------------------------------
Ten Years Ended
 9/30/96              6.91        N/A     N/A        6.47        N/A       N/A
-------------------------------------------------------------------------------
Commencement of
 Operations
 Through
 9/30/96+             8.55       5.65    4.63        8.18       5.35      4.63
-------------------------------------------------------------------------------

* Maximum sales charge for Class A shares is 4.0% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of issuance dates are December 3, 1984, July 1, 1991 and July 2,
  1992 for Class A, Class B and Class C shares, respectively.
The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 MUNICIPAL HIGH INCOME FUND
PAINEWEBBER
            PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                08/31/96 02/29/96 08/31/95 ENDED 08/31/96 ENDED 08/31/96
------------------------------------------------------------------------
Class A Shares   $10.12   $10.29   $10.16       5.52%          1.12%
------------------------------------------------------------------------
Class B Shares    10.11    10.29    10.16       4.62           0.65
------------------------------------------------------------------------
Class C Shares    10.12    10.29    10.16       4.98           0.87
------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
06/23/87 - 12/31/87   $ 9.58   $ 9.40       --          $0.3131        1.46%
                                         $
-----------------------------------------------------------------------------
1988                    9.40     9.90       --           0.8091       14.45
-----------------------------------------------------------------------------
1989                    9.90    10.09       --           0.7380        9.66
-----------------------------------------------------------------------------
1990                   10.09     9.89       --           0.7322        5.52
-----------------------------------------------------------------------------
1991                    9.89    10.38     0.0679         0.7144       13.32
-----------------------------------------------------------------------------
1992                   10.38    10.54     0.1406         0.6736        9.79
-----------------------------------------------------------------------------
1993                   10.54    10.97     0.2037         0.6180       12.14
-----------------------------------------------------------------------------
1994                   10.97     9.52     0.0260         0.5865       (7.77)
-----------------------------------------------------------------------------
1995                    9.52    10.36       --           0.6079       15.55
-----------------------------------------------------------------------------
01/01/96 - 08/31/96    10.36    10.12       --           0.3435        1.02
-----------------------------------------------------------------------------
                                      Total: $0.4382    $6.1363
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          08/31/96:  101.83%
-----------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/01/91 - 12/31/91   $10.05   $10.38    $0.0679        $0.3170        7.21%
-----------------------------------------------------------------------------
1992                   10.38    10.54     0.1406         0.5930        8.95
-----------------------------------------------------------------------------
1993                   10.54    10.97     0.2037         0.5349       11.30
-----------------------------------------------------------------------------
1994                   10.97     9.52     0.0260         0.5103       (8.47)
-----------------------------------------------------------------------------
1995                    9.52    10.35       --           0.5328       14.59
-----------------------------------------------------------------------------
01/01/96 - 08/31/96    10.35    10.11       --           0.2974        0.57
-----------------------------------------------------------------------------
                                      Total: $0.4382    $2.7854
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          08/31/96:   37.13%
-----------------------------------------------------------------------------

Performance Summary Class C Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/02/92 - 12/31/92   $10.50   $10.54    $0.0135        $0.2635        3.06%
-----------------------------------------------------------------------------
1993                   10.54    10.97     0.2037         0.5620       11.57
-----------------------------------------------------------------------------
1994                   10.97     9.52     0.0260         0.5339       (8.23)
-----------------------------------------------------------------------------
1995                    9.52    10.35       --           0.5583       14.88
-----------------------------------------------------------------------------
01/01/96 - 08/31/96    10.35    10.12       --           0.3123        0.82
-----------------------------------------------------------------------------
                                      Total: $0.2432    $2.2300
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          08/31/96:   22.21%
-----------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates, and do not include sales charges; results for each class would be lower if sales charges were included.

 MUNICIPAL HIGH INCOME FUND
PAINEWEBBER
            PERFORMANCE RESULTS (CONCLUDED)

Average Annual Return

                                                   % RETURN AFTER DEDUCTING
                  % RETURN WITHOUT SALES CHARGE      MAXIMUM SALES CHARGE
                  -------------------------------------------------------------
                              CLASS                         CLASS
                  -------------------------------------------------------------
                         A*        B**    C***          A*       B**      C***
-------------------------------------------------------------------------------
Twelve Months
 Ended 09/30/96        6.60%      5.92%   6.07%       2.38%     0.92%     5.32%
-------------------------------------------------------------------------------
Five Years Ended
 09/30/96              6.94       6.14     N/A        6.07      5.82       N/A
-------------------------------------------------------------------------------
Commencement of
 Operations
 Through
 09/30/96+             8.06       6.54    5.24        7.58      6.25      5.24
-------------------------------------------------------------------------------

* Maximum sales charge for Class A shares is 4.0% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of issuance dates are June 23, 1987, July 1, 1991 and July 2,
  1992 for Class A, Class B and Class C shares, respectively.
The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 NEW YORK TAX-FREE INCOME FUND
PAINEWEBBER
            PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                08/31/96 02/29/96 08/31/95 ENDED 08/31/96 ENDED 08/31/96
------------------------------------------------------------------------
Class A Shares   $10.44   $10.71   $10.45       5.06%         (0.09)%
------------------------------------------------------------------------
Class B Shares    10.43    10.71    10.45       4.17          (0.56)
------------------------------------------------------------------------
Class C Shares    10.44    10.71    10.46       4.43          (0.34)
------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
09/23/88 - 12/31/88    $9.60   $9.61        --          $0.1630        1.82%
                                         $
-----------------------------------------------------------------------------
1989                    9.61    9.84        --           0.6931        9.90
-----------------------------------------------------------------------------
1990                    9.84    9.68        --           0.6797        5.53
-----------------------------------------------------------------------------
1991                    9.68   10.22        --           0.6637       12.85
-----------------------------------------------------------------------------
1992                   10.22   10.55        --           0.6442        9.85
-----------------------------------------------------------------------------
1993                   10.55   11.26      0.0253         0.5796       12.72
-----------------------------------------------------------------------------
1994                   11.26    9.68      0.1017         0.5095       (8.48)
-----------------------------------------------------------------------------
1995                    9.68   10.81        --           0.5397       17.57
-----------------------------------------------------------------------------
01/01/96 - 08/31/96    10.81   10.44        --           0.3129       (0.52)
-----------------------------------------------------------------------------
                                      Total: $0.1270    $4.7854
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          08/31/96:   76.63%
-----------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/01/91 - 12/31/91   $ 9.81   $10.22       --          $0.2930        7.25%
                                         $
-----------------------------------------------------------------------------
1992                   10.22    10.55       --           0.5654        9.02
-----------------------------------------------------------------------------
1993                   10.55    11.25     0.0253         0.4959       11.78
-----------------------------------------------------------------------------
1994                   11.25     9.68     0.1017         0.4362       (9.08)
-----------------------------------------------------------------------------
1995                    9.68    10.81       --           0.4616       16.71
-----------------------------------------------------------------------------
01/01/96 - 08/31/96    10.81    10.43       --           0.2656       (1.05)
-----------------------------------------------------------------------------
                                      Total: $0.1270    $2.5177
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          08/31/96:   37.22%
-----------------------------------------------------------------------------

Performance Summary Class C Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/02/92 - 12/31/92   $10.45   $10.56       --          $0.2663        3.65%
                                         $
-----------------------------------------------------------------------------
1993                   10.56    11.26     0.0253         0.5226       12.04
-----------------------------------------------------------------------------
1994                   11.26     9.69     0.1017         0.4613       (8.81)
-----------------------------------------------------------------------------
1995                    9.69    10.81       --           0.4875       15.03
-----------------------------------------------------------------------------
01/01/96 - 08/31/96    10.81    10.44       --           0.2814       (0.81)
-----------------------------------------------------------------------------
                                      Total: $0.1270    $2.0191
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          08/31/96:   22.75%
-----------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates, and do not include sales charges; results for each class would be lower if sales charges were included.

 NEW YORK TAX-FREE INCOME FUND
PAINEWEBBER
            PERFORMANCE RESULTS (CONCLUDED)

Average Annual Return

                                                   % RETURN AFTER DEDUCTING
                 % RETURN WITHOUT SALES CHARGE       MAXIMUM SALES CHARGE
                 -------------------------------- -----------------------------
                             CLASS                          CLASS
                 -------------------------------- -----------------------------
                        A*        B**     C***          A*       B**      C***
-------------------------------------------------------------------------------
Twelve Months
 Ended 9/30/96        5.74%      5.06%      5.22%     1.51%     0.06%     4.47%
-------------------------------------------------------------------------------
Five Years
 Ended 9/30/96        6.84       6.04     N/A         5.97      5.72       N/A
-------------------------------------------------------------------------------
Commencement of
 Operations
 Through
 9/30/96+             7.54       6.50     5.28        6.99      6.21      5.28
-------------------------------------------------------------------------------

* Maximum sales charge for Class A shares is 4.0% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of issuance dates are September 23, 1988, July 1, 1991 and July
  2, 1992 for Class A, Class B and Class C shares, respectively.
The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 CALIFORNIA TAX-FREE INCOME FUND
PAINEWEBBER
            PORTFOLIO OF INVESTMENTS                 AUGUST 31, 1996 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES              RATES         VALUE
 ---------                            -------------------- --------------- ------------
 MUNICIPAL BONDS AND NOTES - 99.04%
  $ 7,150  California General
            Obligation Bonds.......   06/01/09 to 11/01/09 5.000 to 6.500% $  7,174,426
    2,000  California Educational
            Facilities Authority
            Claremont College......         05/01/22            6.375         2,040,440
    3,500  California Educational
            Facilities Authority
            Pepperdine University
            (MBIA Insured).........         06/01/19            5.500         3,279,850
    1,140  California Educational
            Facilities Authority
            St Mary's College (Pre-
            refunded with U.S.
            Government Securities
            to 10/01/00 @ 102).....         10/01/20            7.500         1,286,216
    6,000  California Educational
            Facilities Authority
            Stanford University....   01/01/13 to 11/01/16 6.000 to 6.750     6,167,410
    1,740  California Educational
            Facilities Authority
            University of San
            Francisco..............         10/01/07            6.250         1,896,966
    8,500  California Educational
            Facilities Authority
            University of Southern
            California.............         10/01/15       5.800 to 7.200     8,488,605
    7,000  California Health
            Facilities Financing
            Authority
            Kaiser Permanente
            Hospital...............   10/01/18 to 10/01/19 6.750 to 7.000     7,449,790
    4,000  California Health
            Facilities Financing
            Authority
            Marin General Hospital
            (FSA Insured)..........         08/01/14            5.500         3,832,800
      200  California Pollution
            Control Financing
            Authority Southern
            California Edison*.....         09/03/96            3.750           200,000
    3,500  California State
            Department of
            Transportation.........         03/01/16            6.500         3,598,770
    2,735  California State Public
            Works Board
            Department Of
            Corrections............         01/01/05            6.000         2,919,366
    5,610  California State Public
            Works Board
            Various Community
            College Projects.......         03/01/07            6.250         6,086,850
    3,000  California Statewide
            Communities Development
            Authority Sutter Health
            Obligated Group........         08/15/13            5.500         2,894,190
    3,370  University of California
            Revenues
            Multiple Purpose
            Projects (MBIA
            Insured)...............         09/01/01           10.000         4,159,760
    1,390  Beverly Hills
            Certificates of
            Participation..........   06/01/15 to 06/01/19 6.750 to 7.000     1,474,829
    1,505  Big Bear Lake Water
            Revenue Bonds (FGIC
            Insured)...............         04/01/22            6.375         1,655,034
    1,350  Contra Costa County
            Transportation
            Commission
            Sales Tax Revenue
            Bonds..................         03/01/07            6.875         1,465,061
    6,175  Contra Costa Water
            District (AMBAC
            Insured)...............         10/01/22            6.375         6,462,014
    4,000  Contra Costa Water
            District (MBIA
            Insured)...............         10/01/19            5.500         3,794,600
    3,850  Downey Certificates of
            Participation
            Civic Center Project...   02/01/07 to 02/01/09      6.500         4,210,859
    1,235  East Bay Municipal
            Utility District (AMBAC
            Insured)...............         06/01/21            6.375         1,358,043
    1,000  Intermodal Container
            Transfer Facilities
            Southern Pacific
            Transfer Company.......         11/01/14            7.700         1,059,510
    3,000  Kings River Conservation
            District
            Pine Flat Power........         01/01/12            6.375         3,148,380
    5,000  Los Angeles Department
            of Water & Power.......         01/15/31            7.100         5,557,100
    1,500  Los Angeles Department
            of Water & Power
            (Crossover refunded to
            02/15/99 @ 102)........         02/15/19            7.200         1,621,200
    4,595  Los Angeles Harbor
            Department Revenue
            Bonds..................         08/01/20            6.400         4,806,370
      990  Los Angeles Harbor
            Department Revenue
            Bonds
            (Pre-refunded with U.S.
            Government Securities
            to 09/01/99 @ 100).....         09/01/15            8.700         1,105,721
   10,900  Los Angeles Metropolitan
            Transportation
            Authority Sales Tax
            Revenue (AMBAC
            Insured)...............   07/01/17 to 07/01/25 5.000 to 5.500    10,013,594

 CALIFORNIA TAX-FREE INCOME FUND
PAINEWEBBER

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 MUNICIPAL BONDS AND NOTES - (CONCLUDED)
  $ 1,265  Los Angeles Transport
            Commission
            Sales Tax Revenue (MBIA
            Insured)...............         07/01/13           6.250%     $  1,321,356
    1,260  Los Angeles Wastewater
            Systems Revenue........         06/01/12           6.250         1,316,435
    5,000  M-S-R Public Power
            Agency of California...         07/01/19           6.875         5,132,500
      790  Marin County Housing
            Authority (FNMA
            Insured)...............         09/01/07           9.200           808,439
    5,000  Oakland General
            Obligation Bonds (FGIC
            Insured)...............         06/15/22           6.000         5,030,350
      860  Orange County Mortgage
            Revenue Bonds (GNMA
            Insured)...............         09/01/16           7.800           889,016
    1,500  Pasadena Certificate of
            Participation
            Convention Center......         01/01/13           5.750         1,455,090
    1,745  Redding Joint Powers
            Financing Authority
            Electric Systems
            Revenue................         06/01/00           5.500         1,805,115
    1,000  Riverside County
            Certificate of
            Participation..........         12/01/15           7.875         1,028,490
    2,000  Riverside Electric
            Revenue Bonds..........         10/01/15           6.000         1,979,720
    1,000  Sacramento Sanitation
            Financing Authority
            Revenue Bonds..........         12/01/13           5.125           912,180
    1,300  San Diego Industrial
            Development Authority
            San Diego Gas &
            Electric...............         09/01/18           6.400         1,329,107
    6,500  San Francisco Airport
            Revenue Bonds (AMBAC
            Insured)...............         05/01/13           6.500         6,967,090
    2,000  San Francisco Sewer
            (AMBAC Insured)........         10/01/11           6.000         2,051,340
    1,000  San Jose Redevelopment
            Agency Tax Allocation..         08/01/09           6.000         1,059,060
    2,000  Santa Clara County
            Financing Authority
            Lease
            (AMBAC Insured)........         11/15/20           6.750         2,187,380
    5,000  Santa Monica Parking
            Authority..............         07/01/16           6.375         5,140,500
    5,000  Southern California
            Public Power Authority.         07/01/20           5.500         4,642,900
    3,500  Southern California
            Rapid Transit District
            Special Benefit
            Assessment District....         09/01/08           6.000         3,651,165
    1,000  Puerto Rico Commonwealth
            Highway And
            Transportation
            Authority..............         07/01/13           6.250         1,051,170
    2,190  Puerto Rico Commonwealth
            Highway And
            Transportation
            Authority (Pre-refunded
            with U.S. Government
            Securities to 07/01/98
            @ 102).................         07/01/13           8.125         2,384,844
   18,630  Puerto Rico Electric
            Power Authority Power
            Revenue................   07/01/12 to 07/01/25 5.000 to 5.500   17,020,305
                                                                          ------------
 Total Investments (cost -
   $172,124,980) - 99.04%...........                                       178,371,306
 Other assets in excess of
  liabilities - 0.96%...............                                         1,723,658
                                                                          ------------
 Net Assets - 100.00%...............                                      $180,094,964
                                                                          ============

-------
* Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity date shown is the next interest rate reset date; the interest rate shown is the current rate as of August 31, 1996.
AMBAC - American Municipal Bond Assurance Corporation
FGIC - Financial Guaranty Insurance Company
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Incorporated
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance

                 See accompanying notes to financial statements

 NATIONAL TAX-FREE INCOME FUND
PAINEWEBBER
            PORTFOLIO OF INVESTMENTS                 AUGUST 31, 1996 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 MUNICIPAL BONDS AND NOTES - 102.61%
 Alaska - 0.27%
  $ 1,025  Anchorage Telephone
            Utility Revenue Series
            A......................         03/01/06           6.000%     $  1,078,023
                                                                          ------------
 Arizona - 3.34%
   10,510  Maricopa County
            Community College
            District...............         07/01/07           6.000        11,037,707
    2,875  Maricopa County School
            District (MBIA
            Insured)...............         07/01/01           5.025+        2,266,334
                                                                          ------------
                                                                            13,304,041
                                                                          ------------
 California - 2.30%
    1,000  California State........         02/01/08           6.750         1,124,810
      160  California State (FGIC
            Insured)...............         11/01/12           7.000           179,805
    3,000  Foothill/Eastern
            Transportation Corridor
            Agency
            California Toll Road
            Revenue Series A.......         01/01/34           6.000         2,830,020
    5,000  Santa Barbara County
            Series A*..............         09/03/96           4.750         5,041,600
                                                                          ------------
                                                                             9,176,235
                                                                          ------------
 Connecticut - 0.16%
      600  Connecticut State.......         03/15/12           6.000           630,414
                                                                          ------------
 District of Columbia - 1.12%
    4,355  District of Columbia
            Hospital Revenue
            Medlantic Healthcare
            Group .................   08/15/09 to 08/15/10     6.000         4,475,199
                                                                          ------------
 Florida - 2.70%
    2,750  Florida State Board of
            Education..............         06/01/20           7.000         3,025,220
    6,500  Dade County Special
            Obligation Series B....         10/01/08           5.000         5,654,415
    2,100  Pinellas County
            Educational Facilities
            Authority* ............         09/03/96           3.750         2,100,000
                                                                          ------------
                                                                            10,779,635
                                                                          ------------
 Georgia - 5.66%
    3,000  Georgia Municipal
            Electric Authority.....         01/01/20           8.375         3,098,010
    5,000  Georgia State Series B..         03/01/12           6.000         5,269,250
    5,000  Conyers Water and Sewage
            Revenue
            (AMBAC Insured)........         07/01/15           6.600         5,424,550
    8,000  Hall County School
            District (AMBAC
            Insured)...............         12/01/14           6.700         8,776,160
                                                                          ------------
                                                                            22,567,970
                                                                          ------------
 Hawaii - 3.18%
    4,515  Hawaii General
            Obligation Bonds.......         01/01/15           6.250         4,662,415
    7,625  Hawaii State............   02/01/08 to 10/01/09 5.125 to 6.000    7,998,637
                                                                          ------------
                                                                            12,661,052
                                                                          ------------
 Illinois - 4.73%
    1,000  Illinois Board of
            Education
            Chicago School Reform..         12/01/12            6.250        1,063,150
    4,335  Illinois Development
            Finance Authority
            Citizens Utilities.....         08/01/20            7.150        4,618,552

 NATIONAL TAX-FREE INCOME FUND
   PAINEWEBBER

 PRINCIPAL
  AMOUNT                                     MATURITY       INTEREST
   (000)                                      DATES          RATES      VALUE
 ---------                             -------------------- -------- ------------
 MUNICIPAL BONDS AND NOTES - (CONTINUED)
 Illinois - (concluded)
  $ 1,000  Illinois Health
            Facilities Authority
            Evangelical Hospital....         04/15/17         6.750% $  1,035,990
    2,000  Illinois Skyway Toll
            Bridge Revenue..........         01/01/10         6.500     2,041,840
      500  Chicago Metropolitan
            Water Reclamation
            District................         12/01/10         7.000       574,450
    2,500  Chicago Series A2........         01/01/15         6.250     2,625,725
    1,170  Northern Illinois
            University (Pre-refunded
            with U.S. Government
            Securities to 04/01/09 @
            100)....................         04/01/13        10.400     1,584,753
    4,620  Regional Transportation
            Authority (FGIC
            Insured)................         06/01/14         7.100     5,302,975
                                                                     ------------
                                                                       18,847,435
                                                                     ------------
 Indiana - 4.63%
    3,000  Indiana Health Facility
            Finance Authority
            Methodist Hospital of
            Indiana.................         09/01/15         5.750     2,892,600
   10,650  Indianapolis Local Public
            Improvement
            Series C................         01/01/17         6.700    11,749,719
    1,600  Jasper County Pollution
            Control Revenue
            Northern Indiana Public
            Service* ...............         09/03/96         3.850     1,600,000
    2,000  Purdue University........         07/01/15         6.700     2,196,740
                                                                     ------------
                                                                       18,439,059
                                                                     ------------
 Kentucky - 0.77%
    3,000  Jefferson County School
            District Series B.......         01/01/99         5.500     3,072,300
                                                                     ------------
 Louisiana - 0.82%
    1,800  Louisiana Offshore
            Terminal Port
            Authority*..............         09/03/96         3.750     1,800,000
    1,400  Louisiana Public
            Facilities Authority
            Tulane University (Pre-
            refunded with U.S.
            Government Securities to
            08/15/97 @ 102).........         08/15/15         8.000     1,479,156
                                                                     ------------
                                                                        3,279,156
                                                                     ------------
 Maryland - 1.32%
    5,020  Anne Arundel County
            Consolidated General
            Improvement.............   08/01/14 to 08/01/15   6.300     5,274,640
                                                                     ------------
 Massachusetts - 8.27%
   20,000  Massachusetts General
            Obligation Bonds........         06/01/13         6.500    20,988,000
    3,290  Massachusetts General
            Obligation Bonds
            (FGIC Insured)..........   11/01/13 to 11/01/14   7.000     3,675,893
    1,770  Massachusetts Water
            Resources Authority.....         12/01/11         6.000     1,832,587
    5,650  Massachusetts Water
            Resources Authority
            (AMBAC Insured).........         03/01/17         5.500     5,344,731
    1,000  Massachusetts Water
            Resources Authority
            (Pre-refunded
            with U.S. Government
            Securities to 04/01/00 @
            102)....................         04/01/16         7.500     1,112,960
                                                                     ------------
                                                                       32,954,171
                                                                     ------------
 Michigan - 2.41%
    1,000  Michigan State Hospital
            Finance Authority
            McLaren Regional Medical
            Center (Pre-refunded
            with
            U.S. Government
            Securities to 09/15/01 @
            102)....................         09/15/21         7.500     1,137,770

 NATIONAL TAX-FREE INCOME FUND
   PAINEWEBBER

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES          VALUE
 ---------                            -------------------- --------------  ------------
 MUNICIPAL BONDS AND NOTES - (CONTINUED)
 Michigan -(concluded)
  $ 7,850  Royal Oak Hospital
            Finance Authority
            William Beaumont
            Hospital...............   01/01/19 to 01/01/20 6.625 to 6.750% $  8,485,659
                                                                           ------------
                                                                              9,623,429
                                                                           ------------
 Minnesota - 1.59%
    6,000  Minnesota Public
            Facilities Authority
            Water Pollution........         03/01/15           6.250          6,323,160
                                                                           ------------
 New Jersey - 6.56%
      100  New Jersey Economic
            Development Authority
            Dow Chemical*..........         09/03/96           3.550            100,000
    1,890  New Jersey Housing
            General Resolution
            Series A...............         11/01/04           6.700          2,025,400
    5,000  New Jersey State........         07/15/01           5.500          5,198,650
   14,000  New Jersey State
            Turnpike Authority
            (MBIA Insured).........         01/01/16           6.500         15,248,940
      300  Newark Healthcare
            Facility Revenue
            New Community
            Facility*..............         09/05/96           3.600            300,000
    3,000  Rutgers The State
            University.............         05/01/13           6.400          3,254,190
                                                                           ------------
                                                                             26,127,180
                                                                           ------------
 New Mexico - 3.30%
    4,500  Albuquerque Airport.....         07/01/19           6.500          4,517,955
    8,000  Farmington Pollution
            Control
            Southern California
            Edison.................         04/01/21           7.200          8,619,920
                                                                           ------------
                                                                             13,137,875
                                                                           ------------
 New York - 15.60%
   11,590  New York State Dormitory
            Authority Revenues
            City University........   07/01/02 to 07/01/03     6.000         11,921,065
    7,300  New York State
            Environmental
            Facilities Corporation
            State Water Pollution
            Control................   06/15/12 to 06/15/14 6.875 to 7.500     8,080,111
    3,825  New York State Local
            Government Assistance
            Corporation............         04/01/14           6.000          3,929,690
    3,245  Metropolitan
            Transportation
            Authority
            New York Transportation
            Facilities Revenue.....         07/01/14           6.625          3,601,853
    4,000  Municipal Assistance
            Corporation for the
            City of
            New York...............         07/01/00           5.500          4,126,440
    1,800  New York City*..........         09/03/96       3.700 to 3.800     1,800,000
    4,960  New York City Municipal
            Water Finance
            Authority..............         06/15/12           7.100          5,430,952
      700  Port Authority of New
            York & New Jersey*.....         09/03/96           3.650            700,000
   12,875  Triborough Bridge &
            Tunnel Authority.......   01/01/10 to 01/01/17 5.500 to 7.100    12,836,026
   10,000  United Nations
            Development
            Corporation............         07/01/26           6.000          9,741,800
                                                                           ------------
                                                                             62,167,937
                                                                           ------------
 North Carolina - 1.96%
    2,135  North Carolina Eastern
            Municipal Power Agency.         01/01/21           7.250          2,189,229
      400  North Carolina Medical
            Care Commission
            Hospital Revenue*......         09/03/96           3.800            400,000
    4,000  North Carolina Medical
            Care Company
            Rex Hospital...........         06/01/17           6.250          4,026,280

 NATIONAL TAX-FREE INCOME FUND
   PAINEWEBBER

 PRINCIPAL
  AMOUNT                                    MATURITY             INTEREST
   (000)                                     DATES                RATES           VALUE
 ---------                            --------------------    --------------   ------------
 MUNICIPAL BONDS AND NOTES - (CONTINUED)
 North Carolina -(concluded)
  $ 1,250  Fayetteville Public
            Works Commission
            Revenue
            (AMBAC Insured)........         03/01/13              5.250%       $  1,192,912
                                                                               ------------
                                                                                  7,808,421
                                                                               ------------
 Ohio - 1.16%
    1,000  Ohio State
            Infrastructure
            Improvement............         08/01/13              6.200           1,051,800
    3,400  Lima Water Systems
            Revenue................         12/01/12              6.300           3,575,848
                                                                               ------------
                                                                                  4,627,648
                                                                               ------------
 Oklahoma - 2.32%
    8,520  Grand River Dam
            Authority Revenue
            (AMBAC Insured)........           06/01/11              6.250         9,231,079
                                                                               ------------
 Oregon - 2.69%
   10,400  Portland Sewer Systems
            Revenue................           06/01/15              6.250        10,728,120
                                                                               ------------
 Puerto Rico - 0.89%
    1,500  Puerto Rico Commonwealth
            (MBIA Insured).........           07/01/15              5.650         1,494,705
    2,425  Puerto Rico Commonwealth
            Highway &
            Transportation
            Authority..............           07/01/36              5.000         2,065,397
                                                                               ------------
                                                                                  3,560,102
                                                                               ------------
 South Carolina - 4.84%
   27,515  Piedmont Municipal Power
            Agency.................           01/01/23              4.000        19,293,243
                                                                               ------------
 Texas - 13.36%
    2,705  Texas State Public
            Finance Authority......           10/01/13              6.000         2,772,246
    9,000  Austin Utility Systems
            Revenue................     11/15/05 to 11/15/12    6.500 to 6.750    9,379,170
    3,200  Bexar Metropolitan Water
            District...............           05/01/25              6.350         3,325,344
    1,000  Guadalupe Blanco River
            Authority
            Central Tax Power* ....           09/03/96              3.850         1,000,000
      600  Gulf Coast Pollution
            Control Revenue
            Amoco Oil Company
            Project* ..............           09/03/96              3.750           600,000
      710  Harris County Toll Road
            Authority (AMBAC
            Insured)...............           08/15/17              6.500           758,905
    7,750  Houston Water & Sewer
            System.................           12/01/14              6.375         7,986,918
   23,000  San Antonio Electric and
            Gas Revenue............           02/01/11              5.750        23,084,410
    4,000  Texarkana Health
            Facilities Development
            Corporation
            Wadley Regional Medical
            Center (MBIA Insured)..           10/01/19              7.000         4,337,400
                                                                               ------------
                                                                                 53,244,393
                                                                               ------------
 Utah - 1.29%
    5,000  Intermountain Power
            Agency.................           07/01/07              6.000         5,160,650
                                                                               ------------
 Vermont - 0.72%
    2,750  Burlington Electric
            Revenue Series A.......           07/01/14              6.250         2,858,350
                                                                               ------------

 NATIONAL TAX-FREE INCOME FUND
   PAINEWEBBER

 PRINCIPAL
  AMOUNT                                   MATURITY      INTEREST
   (000)                                     DATES        RATES       VALUE
 ---------                              --------------  ---------  ------------
 MUNICIPAL BONDS AND NOTES - (CONCLUDED)
 Virginia - 1.47%
  $ 4,350  Virginia State Public
            Facilities Authority......     06/01/15       6.500%   $  4,816,364
    1,000  Hampton Roads Medical
            College...................     11/15/16       6.875       1,049,050
                                                                   ------------
                                                                      5,865,414
                                                                   ------------
 Washington - 0.13%
      500  Washington State Health
            Care Facilities Authority
            Fred Hutchinson Cancer
            Center*...................     09/03/96       3.850         500,000
                                                                   ------------
 West Virginia - 1.42%
    5,000  West Virginia State Water
            Development Authority.....     11/01/29       7.700       5,668,350
                                                                   ------------
 Wisconsin - 1.63%
    6,945  Wisconsin State
            Transportation Revenue....     07/01/11       5.000       6,501,701
                                                                   ------------
 Total Investments (cost -
   $398,570,309) - 102.61%.............                             408,966,382
 Liabilities in excess of other as-
  sets - (2.61)%.......................                             (10,408,696)
                                                                   ------------
 Net Assets - 100.00%..................                            $398,557,686
                                                                   ============

-------
* Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of August 31, 1996.
+ Zero coupon bond, interest rate reflects yield to maturity at date of purchase.
 AMBAC - American Municipal Bond Assurance Corporation
 FGIC - Financial Guaranty Insurance Company
 MBIA - Municipal Bond Investors Assurance



                 See accompanying notes to financial statements

 MUNICIPAL HIGH INCOME FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS                 AUGUST 31, 1996 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                  MATURITY         INTEREST
   (000)                                    DATES           RATES         VALUE
 ---------                            ----------------  -------------- -----------
 MUNICIPAL BONDS AND NOTES - 99.81%
 Alaska - 1.43%
  $1,300   Valdez Pollution Control
            Revenue
            Exxon Project*.........       09/03/96          3.750%     $ 1,300,000
                                                                       -----------
 Arizona - 0.55%
     500   Phoenix General
            Obligation Bonds*......       09/03/96          3.750          500,000
                                                                       -----------
 California - 6.58%
     300   California Statewide
            Communities Development
            Authority St. Joseph's
            Health System*.........       09/03/96          3.650          300,000
   2,000   Adelanto California
            Public Financing
            Authority
            Local Agency Revenue...       09/01/28          6.300        1,927,680
   3,975   Long Beach Aquarium of
            The Pacific Project....       07/01/15          6.125        3,732,008
                                                                       -----------
                                                                         5,959,688
                                                                       -----------
 Colorado - 5.99%
   2,155   Denver City & County
            Airport Revenue........       11/15/25          7.250        2,390,024
   3,000   Hyland Hills
            Metropolitan Park And
            Recreation District....       12/15/15          6.750        3,031,050
                                                                       -----------
                                                                         5,421,074
                                                                       -----------
 Georgia - 2.87%
   2,500   Effingham County
            Development Authority
            Fort Howard Paper......       10/01/05          7.900        2,599,075
                                                                       -----------
 Illinois - 6.16%
   3,750   Illinois Educational
            Facilities Authority         12/01/17 to
            Columbia College.......       12/01/18      6.125 to 6.875   3,710,187
   1,750   Illinois Metropolitan
            Pier & Exposition
            Authority McCormick
            Place Convention.......       07/01/26          7.000        1,869,753
                                                                       -----------
                                                                         5,579,940
                                                                       -----------
 Indiana - 7.06%
   4,000   Indiana State
            Development Finance
            Authority
            Pollution Control
            Revenue................       12/01/12          6.850        3,944,000
   1,300   Crawfordsville Economic
            Development Authority
            Kroger Co..............       11/01/12          7.700        1,396,629
   1,000   Indianapolis Airport
            Authority
            Federal Express........       01/15/17          7.100        1,052,800
                                                                       -----------
                                                                         6,393,429
                                                                       -----------
 Kentucky - 2.66%
   1,250   Kenton County Airport
            Delta Airlines.........       02/01/22          7.250        1,323,750
   1,000   Russell Health Financing
            Authority
            Franciscan Sisters of
            the Poor Health System.       07/01/15          8.100        1,085,120
                                                                       -----------
                                                                         2,408,870
                                                                       -----------
 Louisiana - 7.82%
   3,905   Orleans Levee District..       11/01/15          8.250        3,939,715
   1,000   Pointe Coupee Parish
            Pollution Control
            Revenue................       03/01/13          6.700          991,340

 MUNICIPAL HIGH INCOME FUND
   PAINEWEBBER

 PRINCIPAL
  AMOUNT                                    MATURITY             INTEREST
   (000)                                     DATES                RATES           VALUE
 ---------                            --------------------    --------------   -----------
 MUNICIPAL BONDS AND NOTES - (CONTINUED)
 Louisiana - (concluded)
  $2,000   West Feliciana Parish
            Pollution Control
            Revenue................          12/01/14             7.700%       $ 2,147,200
                                                                               -----------
                                                                                 7,078,255
                                                                               -----------
 Massachusetts - 1.15%
   1,000   Agawam Resource Recovery
            Springfield Project....          12/01/08             8.500          1,038,210
                                                                               -----------
 New Hampshire - 2.89%
   2,500   New Hampshire Industrial
            Development Authority
            Revenue
            Central Maine Power
            Company................          05/01/14             7.375          2,621,250
                                                                               -----------
 New Jersey - 4.43%
   3,900   New Jersey Health Care
            Facilities Financing
            Authority Columbus
            Hospital...............          07/01/21             7.500          4,010,994
                                                                               -----------
 New Mexico - 6.08%
   3,940   Chaves County Hospital
            Revenue Bonds
            Eastern New Mexico
            Medical Center.........     12/01/10 to 12/01/22        7.250        4,053,236
   1,500   Farmington Pollution
            Control Revenue
            San Juan Project.......           08/15/23              6.400        1,454,130
                                                                               -----------
                                                                                 5,507,366
                                                                               -----------
 New York - 13.15%
   3,100   New York City*..........           09/03/96          3.700 to 3.800   3,100,000
   2,800   New York City Industrial
            Development Agency
            American Airlines
            Incorporated...........           08/01/24              6.900        2,927,596
   3,870   New York Energy Research
            and Development
            Authority
            Electric Facilities
            Revenue................           09/01/19              7.150        3,876,734
   1,500   Port Authority of New
            York and New Jersey
            Special Obligation
            Revenue................           10/01/11              6.750        1,502,340
     500   Port Authority of New
            York and New Jersey
            Special Obligation
            Revenue
            4th Installment
            Project*...............           09/03/96              3.650          500,000
                                                                               -----------
                                                                                11,906,670
                                                                               -----------
 Ohio - 3.17%
   1,150   Butler County Hospital
            Facilities
            Ft. Hamilton Hughes
            Memorial Hospital......           01/01/10              7.500        1,215,654
   1,000   Dayton Special
            Facilities Revenue.....           10/01/09              6.050          996,010
     600   Meigs County Kroger Co..           10/01/11              8.375          659,826
                                                                               -----------
                                                                                 2,871,490
                                                                               -----------
 Pennsylvania - 5.62%
   1,500   Beaver County Industrial
            Development Authority
            Pollution Control
            Revenue................           05/01/20              7.750        1,530,855
   1,000   Monroeville Hospital
            Authority Revenue
            Forbes Health Systems..           10/01/15              6.250          980,300

 MUNICIPAL HIGH INCOME FUND
   PAINEWEBBER

 PRINCIPAL
  AMOUNT                                    MATURITY      INTEREST
   (000)                                      DATES        RATES       VALUE
 ---------                               --------------  ---------  -----------
 MUNICIPAL BONDS AND NOTES - (CONCLUDED)
 Pennsylvania - (concluded)
  $2,610   Philadelphia Hospitals and
            Higher Education
            Facilities Authority--
            Jeanes Health Systems.....      07/01/10       6.600%   $ 2,580,142
                                                                    -----------
                                                                      5,091,297
                                                                    -----------
 South Carolina - 1.97%
   1,750   Myrtle Beach Certificates
            of Participation
            Convention Center Project.      07/01/17       6.875      1,786,365
                                                                    -----------
 Texas - 6.06%
   1,750   Alliance Airport Authority
            Incorporated
            Federal Express
            Corporation Project.......      04/01/21       6.375      1,717,940
   1,875   El Paso International
            Airport Revenue Bonds
            Marriott Hotel............      03/01/22       7.875      1,784,400
   2,000   West Side Calhoun County
            Navigation District
            Solid Waste Disposal
            Revenue
            Union Carbide Chemicals
            Project...................      05/01/23       6.400      1,983,340
                                                                    -----------
                                                                      5,485,680
                                                                    -----------
 Virginia - 1.28%
   1,175   Loudoun County Industrial
            Development Authority
            Dulles Airport Marriott
            Hotel.....................      09/01/15       7.125      1,158,303
                                                                    -----------
 Washington - 1.04%
   1,000   Pilchuck Development Public
            Corporation Revenue
            Special Facilities Airport
            Revenue Bonds
            BF Goodrich...............      08/01/23       6.000        938,200
                                                                    -----------
 West Virginia - 2.32%
   1,900   Harrison County Commercial
            Development Bonds
            Kroger Co.................      11/01/14       8.100      2,102,445
                                                                    -----------
 Wisconsin - 4.29%
   3,900   Janesville Industrial
            Development Revenue Bonds
            Simmons Manufacturing Co.
            (Paramount
            Communications)...........      10/15/17       7.000      3,887,637
                                                                    -----------
 Wyoming - 5.24%
     200   Lincoln County Pollution
            Control Revenue
            Exxon Project*............      09/03/96       3.800        200,000
     900   Platte County Pollution
            Control Revenue*..........      09/03/96       3.800        900,000
   3,500   Sweetwater County Solid
            Waste Disposal Revenue
            FMC Corporation Project...      06/01/24       7.000      3,650,150
                                                                    -----------
                                                                      4,750,150
                                                                    -----------
 Total Investments (cost -
   $89,389,988) - 99.81%...............                              90,396,388
 Other assets in excess of
  liabilities - 0.19%..................                                 169,892
                                                                    -----------
 Net Assets - 100.00%..................                             $90,566,280
                                                                    ===========

-------
* Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of August 31, 1996.

                 See accompanying notes to financial statements

 NEW YORK TAX-FREE INCOME FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS                 AUGUST 31, 1996 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES          VALUE
 ---------                            -------------------- --------------  -----------
 MUNICIPAL BONDS AND NOTES - 100.13%
  $1,705   Metropolitan
            Transportation
            Authority..............   07/01/11 to 07/01/17 5.500 to 6.250% $ 1,665,456
     700   Metropolitan
            Transportation
            Authority (MBIA
            Insured)...............         01/01/08           6.875           753,249
   1,750   Metropolitan
            Transportation
            Authority
            New York Commuter
            Facilities.............         07/01/17           6.250         1,805,528
   2,350   New York State Dormitory
            Authority Revenue Bonds
            City University of New
            York...................   07/01/16 to 07/01/02 5.625 to 6.000    2,335,310
     450   New York State Dormitory
            Authority Revenue Bonds
            Colgate University.....         07/01/16           6.000           466,965
   2,000   New York State Dormitory
            Authority Revenue Bonds
            Columbia University....         07/01/14           4.750         1,768,380
     600   New York State Dormitory
            Authority Revenue Bonds
            Cornell University.....         07/01/30           7.375           664,608
      40   New York State Dormitory
            Authority Revenue Bonds
            Fordham University
            (AMBAC Insured)........         07/01/15           7.200            43,887
     585   New York State Dormitory
            Authority Revenue Bonds
            Rockefeller University.         07/01/14           7.375           625,265
   1,700   New York State Dormitory
            Authority Revenue Bonds
            State University of New
            York...................   05/15/16 to 05/15/17 6.000 to 7.000    1,698,109
   1,600   New York State Dormitory
            Authority Revenue Bonds
            Union College (FGIC
            Insured)...............         07/01/10           5.750         1,612,896
     800   New York State Energy
            Research & Development
            Central Hudson Gas &
            Electric (FGIC
            Insured)...............         10/01/14           7.375           880,344
   2,400   New York State Energy
            Research & Development
            Consolidated Edison
            Company................         08/15/20           6.100         2,402,952
     500   New York State Energy
            Research & Development
            Niagara Mohawk (FGIC
            Insured)...............         10/01/13           6.625           541,025
   1,500   New York State
            Environmental
            Facilities Corporation
            Spring Valley Water
            (AMBAC Insured)........         08/01/24           6.150         1,536,825
   1,400   New York State
            Environmental
            Facilities Corporation
            State Water Pollution
            Control................   06/15/10 to 06/15/12 7.250 to 7.500    1,548,834
     300   New York State Housing
            Finance Agency.........         09/15/12           7.300           326,526
   1,500   New York State Local
            Government Assistance
            Corporation............         04/01/20           6.500         1,584,390
     580   New York State Medical
            Care Facilities
            Hospital & Nursing (FHA
            Insured)...............         02/15/09           7.500           622,572
   1,500   New York State Medical
            Care Facilities
            Hospital & Nursing
            (Huntington Hospital)..         11/01/14           6.500         1,479,870
   3,155   New York State Thruway
            Authority..............   01/01/00 to 01/01/02 5.500 to 5.900+   2,512,019
   2,000   New York State Thruway
            Authority
            Highway & Bridge Trust
            Fund...................         04/01/14           6.000         2,027,500
   2,900   New York State Urban
            Development
            Corporation............   01/01/04 to 04/01/07 6.250 to 6.400    3,049,828
   1,500   Port Authority of New
            York & New Jersey......         08/01/14           5.625         1,451,445
   2,000   Triborough Bridge &
            Tunnel Authority.......   01/01/11 to 01/01/12     6.000         2,094,010
     450   Triborough Bridge &
            Tunnel Authority (MBIA
            Insured)...............         01/01/17           6.625           481,410
   1,000   Erie County Water
            Revenue Authority
            (AMBAC Insured)........         12/01/14           6.750         1,069,700
   1,550   New York City...........   06/01/05 to 08/01/19 6.000 to 8.250    1,629,175
     650   New York City*..........         09/03/96           3.700           650,000

 NEW YORK TAX-FREE INCOME FUND
   PAINEWEBBER

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- -----------
 MUNICIPAL BONDS AND NOTES - (CONCLUDED)
  $ 3,030  New York City Industrial
            Development Bonds
            Lighthouse Project.....         07/01/22           6.500%     $ 3,144,382
      545  New York City Municipal
            Water Finance
            Authority..............         06/15/12           7.100          596,748
    1,025  Niagara Falls (FGIC
            Insured)...............         06/15/08           5.500        1,034,153
    1,250  Oneida Herkimer Waste
            Management Authority...         04/01/14           6.750        1,253,688
      700  Westchester County......   11/01/05 to 11/01/07     6.700          793,044
    3,700  Puerto Rico Commonwealth
            Highway &
            Transportation
            Authority..............   07/01/13 to 07/01/36 5.000 to 6.250   3,350,787
    2,100  Puerto Rico Electric
            Power Authority Power
            Revenue................   07/01/12 to 07/01/21 5.000 to 5.250   1,887,722
      785  Puerto Rico Industrial
            Medical & Environmental
            Authority Warner
            Lambert................         05/01/14           7.600          854,221
                                                                          -----------
 Total Investments (cost -                                                 52,242,823
  $50,560,248) - 100.13%............
 Liabilities in excess of other                                               (67,180)
 assets - (0.13)%...................
                                                                          -----------
 Net Assets - 100.00%...............                                      $52,175,643
                                                                          ===========

-------
* Variable rate demand note is payable on demand. The maturity date shown is the next interest rate reset date, the interest rate shown is the current rate as of August 31, 1996.
+ Zero coupon bond, interest rate reflects yield to maturity at date of purchase.
 AMBAC - American Municipal Bond Assurance Corporation
 FGIC - Financial Guaranty Insurance Company
 FHA - Federal Housing Authority
 MBIA - Municipal Bond Investors Assurance


                 See accompanying notes to financial statements

PAINEWEBBER
            STATEMENTS OF ASSETS AND LIABILITIES     AUGUST 31, 1996 (UNAUDITED)

                            CALIFORNIA     NATIONAL     MUNICIPAL    NEW YORK
                             TAX-FREE      TAX-FREE       HIGH       TAX-FREE
                           INCOME FUND   INCOME FUND   INCOME FUND  INCOME FUND
                           ------------  ------------  -----------  -----------
Assets
Investments in
 securities, at value
 (cost--$172,124,980,
 $398,570,309,
 $89,389,988 and
 $50,560,248,
 respectively)...........  $178,371,306  $408,966,382  $90,396,388  $52,242,823
Cash.....................        84,933        22,600       88,499       78,369
Interest receivable......     2,985,765     5,246,691    1,625,705      654,845
Receivable for shares of
 beneficial interest
 sold....................        13,110       117,946       29,539          --
Receivable for
 investments sold........           --     12,867,072          --       863,736
Other assets.............        55,513       115,369       95,065       61,157
                           ------------  ------------  -----------  -----------
Total assets.............   181,510,627   427,336,060   92,235,196   53,900,930
                           ------------  ------------  -----------  -----------
Liabilities
Dividends payable........       602,509       811,713      304,080      156,263
Payable for shares of
 beneficial interest
 repurchased.............       559,915       858,006      228,485       95,548
Payable to affiliates....       141,701       322,957       88,404       52,590
Payable for investments
 purchased...............           --     26,542,096    1,000,000    1,397,088
Accrued expenses and
 other liabilities.......       111,538       243,602       47,947       23,798
                           ------------  ------------  -----------  -----------
Total liabilities........     1,415,663    28,778,374    1,668,916    1,725,287
                           ------------  ------------  -----------  -----------
Net Assets
Beneficial interest--
 $0.001 par value
 (unlimited amount
 authorized).............   181,398,301   397,591,388   92,106,192   52,054,253
Accumulated net realized
 losses from investment
 transactions............    (7,549,663)   (9,429,775)  (2,546,312)  (1,561,185)
Net unrealized
 appreciation of
 investments.............     6,246,326    10,396,073    1,006,400    1,682,575
                           ------------  ------------  -----------  -----------
Net assets...............  $180,094,964  $398,557,686  $90,566,280  $52,175,643
                           ============  ============  ===========  ===========
Class A:
Net assets...............  $138,278,395  $287,355,401  $52,073,428  $26,188,785
                           ------------  ------------  -----------  -----------
Shares outstanding.......    12,920,463    25,484,363    5,146,656    2,509,007
                           ------------  ------------  -----------  -----------
Net asset value and
 redemption value per
 share...................        $10.70        $11.28       $10.12       $10.44
                                 ======        ======       ======       ======
Maximum offering price
 per share (net asset
 value plus sales charge
 of 4.00% of offering
 price)..................        $11.15        $11.75       $10.54       $10.88
                                 ======        ======       ======       ======
Class B:
Net assets...............  $ 22,991,269  $ 46,067,673  $20,709,850  $10,000,953
                           ------------  ------------  -----------  -----------
Shares outstanding.......     2,146,728     4,086,902    2,047,612      958,405
                           ------------  ------------  -----------  -----------
Net asset value and
 offering price per
 share...................        $10.71        $11.27       $10.11       $10.43
                                 ======        ======       ======       ======
Class C:
Net assets...............  $ 18,825,300  $ 64,858,734  $17,783,002  $15,985,905
                           ------------  ------------  -----------  -----------
Shares outstanding.......     1,760,134     5,752,492    1,758,074    1,531,187
                           ------------  ------------  -----------  -----------
Net asset value and
 offering price per
 share...................        $10.70        $11.27       $10.12       $10.44
                                 ======        ======       ======       ======
Class Y:
Net assets...............                $    275,878
                                         ------------
Shares outstanding.......                      24,460
                                         ------------
Net asset value, offering
 price and redemption
 value per share.........                      $11.28
                                               ======

                 See accompanying notes to financial statements

PAINEWEBBER
            STATEMENT OF OPERATIONS
                            FOR THE SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

                             CALIFORNIA    NATIONAL     MUNICIPAL    NEW YORK
                              TAX-FREE     TAX-FREE       HIGH       TAX-FREE
                             INCOME FUND  INCOME FUND  INCOME FUND  INCOME FUND
                             -----------  -----------  -----------  -----------
Investment Income:
Interest...................  $ 5,535,775  $12,090,920  $ 3,189,692  $ 1,622,214
                             -----------  -----------  -----------  -----------
Expenses:
Investment advisory and
 administration............      471,855    1,051,873      287,115      164,247
Service fees--Class A......      179,030      377,634       68,271       34,023
Service and distribution
 fees--Class B.............      124,725      243,886      110,322       53,769
Service and distribution
 fees--Class C.............       77,142      260,870       71,340       62,914
Custody and accounting.....       57,795      103,049       32,898       30,792
Legal and audit............       50,903       53,754       15,063       64,470
Transfer agency and service
 fees......................       33,043       78,117       21,161       19,889
State registration.........       24,194       37,357       28,170       19,439
Reports and notices to
 shareholders..............       19,652       55,186       22,632       18,991
Trustees' fees.............        6,125        6,125        6,125        6,125
Other expenses.............       17,994       10,635        6,323        1,619
                             -----------  -----------  -----------  -----------
                               1,062,458    2,278,486      669,420      476,278
Less: Fee waivers..........          --           --           --      (115,794)
                             -----------  -----------  -----------  -----------
Net expenses...............    1,062,458    2,278,486      669,420      360,484
                             -----------  -----------  -----------  -----------
Net investment income......    4,473,317    9,812,434    2,520,272    1,261,730
                             -----------  -----------  -----------  -----------
Realized and unrealized
 gains (losses) from
 investment activities:
Net realized gains (losses)
 from investment
 transactions..............   (3,384,167)  (6,846,585)     309,476     (180,670)
Net change in unrealized
 appreciation/depreciation
 of investments............   (2,465,063)  (7,365,783)  (2,043,738)  (1,295,421)
                             -----------  -----------  -----------  -----------
Net realized and unrealized
 losses from investment
 activities................   (5,849,230) (14,212,368)  (1,734,262)  (1,476,091)
                             -----------  -----------  -----------  -----------
Net increase (decrease) in
 net assets resulting from
 operations................  $(1,375,913) $(4,399,934) $   786,010  $  (214,361)
                             ===========  ===========  ===========  ===========


                 See accompanying notes to financial statements

 CALIFORNIA TAX-FREE INCOME FUND
PAINEWEBBER
            STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE SIX
                                               MONTHS ENDED     FOR THE YEAR
                                              AUGUST 31, 1996       ENDED
                                                (UNAUDITED)   FEBRUARY 29, 1996
                                              --------------- -----------------
From operations:
Net investment income........................  $  4,473,317     $ 11,266,576
Net realized gains (losses) from investment
 transactions................................    (3,384,167)       6,052,923
Net change in unrealized
 appreciation/depreciation of investments....    (2,465,063)       1,143,428
                                               ------------     ------------
Net increase (decrease) in net assets
 resulting from operations...................    (1,375,913)      18,462,927
                                               ------------     ------------
Dividends to shareholders from:
Net investment income--Class A...............    (3,505,694)      (8,722,541)
Net investment income--Class B...............      (516,232)      (1,360,956)
Net investment income--Class C...............      (451,391)      (1,183,079)
                                               ------------     ------------
Total dividends to shareholders..............    (4,473,317)     (11,266,576)
                                               ------------     ------------
From beneficial interest transactions:
Net proceeds from the sale of shares.........     4,144,334        9,546,393
Cost of shares repurchased...................   (21,422,841)     (60,908,096)
Proceeds from dividends reinvested...........     2,208,003        5,722,329
                                               ------------     ------------
Net decrease in net assets from beneficial
 interest transactions.......................   (15,070,504)     (45,639,374)
                                               ------------     ------------
Net decrease in net assets...................   (20,919,734)     (38,443,023)
Net assets:
Beginning of period..........................   201,014,698      239,457,721
                                               ------------     ------------
End of period................................  $180,094,964     $201,014,698
                                               ============     ============


                 See accompanying notes to financial statements

 NATIONAL TAX-FREE INCOME FUND
PAINEWEBBER
            STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE SIX
                                               MONTHS ENDED     FOR THE YEAR
                                              AUGUST 31, 1996       ENDED
                                                (UNAUDITED)   FEBRUARY 29, 1996
                                              --------------- -----------------
From operations:
Net investment income........................  $   9,812,434    $  23,261,272
Net realized gains (losses) from investment
 transactions................................     (6,846,585)      16,795,602
Net change in unrealized
 appreciation/depreciation of investments....     (7,365,783)        (275,650)
                                               -------------    -------------
Net increase (decrease) in net assets
 resulting from operations...................     (4,399,934)      39,781,224
                                               -------------    -------------
Dividends to shareholders from:
Net investment income--Class A...............     (7,305,006)     (16,946,168)
Net investment income--Class B...............       (994,133)      (2,416,713)
Net investment income--Class C...............     (1,505,610)      (4,038,027)
Net investment income--Class Y...............         (7,685)          (6,581)
                                               -------------    -------------
Total dividends to shareholders..............     (9,812,434)     (23,407,489)
                                               -------------    -------------
From beneficial interest transactions:
Net proceeds from the sale of shares.........     73,768,167       73,623,651
Proceeds from shares issued in connection
 with the acquisition of Mitchell
 Hutchins/Kidder, Peabody Municipal Bond
 Fund........................................       --             11,831,545
Cost of shares repurchased...................   (109,993,341)    (180,593,964)
Proceeds from dividends reinvested...........      6,133,387       14,447,770
                                               -------------    -------------
Net decrease in net assets from beneficial
 interest transactions.......................    (30,091,787)     (80,690,998)
                                               -------------    -------------
Net decrease in net assets...................    (44,304,155)     (64,317,263)
Net assets:
Beginning of period..........................    442,861,841      507,179,104
                                               -------------    -------------
End of period................................  $ 398,557,686    $ 442,861,841
                                               =============    =============


                 See accompanying notes to financial statements

 MUNICIPAL HIGH INCOME FUND
PAINEWEBBER
            STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE SIX
                                               MONTHS ENDED     FOR THE YEAR
                                              AUGUST 31, 1996       ENDED
                                                (UNAUDITED)   FEBRUARY 29, 1996
                                              --------------- -----------------
From operations:
Net investment income........................  $  2,520,272     $  6,115,736
Net realized gains from investment
 transactions................................       309,476        3,605,491
Net change in unrealized
 appreciation/depreciation of investments....    (2,043,738)         406,432
                                               ------------     ------------
Net increase in net assets resulting from
 operations..................................       786,010       10,127,659
                                               ------------     ------------
Dividends to shareholders from:
Net investment income--Class A...............    (1,513,567)      (3,615,202)
Net investment income--Class B...............      (527,695)      (1,295,493)
Net investment income--Class C...............      (479,010)      (1,205,041)
                                               ------------     ------------
Total dividends to shareholders..............    (2,520,272)      (6,115,736)
                                               ------------     ------------
From beneficial interest transactions:
Net proceeds from the sale of shares.........     2,391,606       11,836,359
Cost of shares repurchased...................   (13,337,339)     (29,710,576)
Proceeds from dividends reinvested...........     1,398,494        3,442,477
                                               ------------     ------------
Net decrease in net assets from beneficial
 interest transactions.......................    (9,547,239)     (14,431,740)
                                               ------------     ------------
Net decrease in net assets...................   (11,281,501)     (10,419,817)
Net assets:
Beginning of period..........................   101,847,781      112,267,598
                                               ------------     ------------
End of period................................  $ 90,566,280     $101,847,781
                                               ============     ============


                 See accompanying notes to financial statements

 NEW YORK TAX-FREE INCOME FUND
PAINEWEBBER
            STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE SIX
                                               MONTHS ENDED     FOR THE YEAR
                                              AUGUST 31, 1996       ENDED
                                                (UNAUDITED)   FEBRUARY 29, 1996
                                              --------------- -----------------
From operations:
Net investment income........................   $ 1,261,730     $  3,039,490
Net realized gains (losses) from investment
 transactions................................      (180,670)         304,150
Net change in unrealized
 appreciation/depreciation of investments....    (1,295,421)       2,352,203
                                                -----------     ------------
Net increase (decrease) in net assets
 resulting from operations...................      (214,361)       5,695,843
                                                -----------     ------------
Dividends to shareholders from:
Net investment income--Class A...............      (667,816)      (1,567,191)
Net investment income--Class B...............      (224,117)        (581,692)
Net investment income--Class C...............      (369,797)        (890,607)
                                                -----------     ------------
Total dividends to shareholders..............    (1,261,730)      (3,039,490)
                                                -----------     ------------
From beneficial interest transactions:
Net proceeds from the sale of shares.........     1,211,286        4,575,816
Cost of shares repurchased...................    (6,819,330)     (18,949,061)
Proceeds from dividends reinvested...........       814,795        1,931,595
                                                -----------     ------------
Net decrease in net assets from beneficial
 interest transactions.......................    (4,793,249)     (12,441,650)
                                                -----------     ------------
Net decrease in net assets...................    (6,269,340)      (9,785,297)
Net assets:
Beginning of period..........................    58,444,983       68,230,280
                                                -----------     ------------
End of period................................   $52,175,643     $ 58,444,983
                                                ===========     ============


                 See accompanying notes to financial statements

 NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)
PAINEWEBBER
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Mutual Fund Trust ("Mutual Fund Trust") and PaineWebber Municipal Series ("Municipal Series") (collectively, the "Trusts") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and January 28, 1987, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and an open-end non-diversified management investment company, respectively. Mutual Fund Trust has two series:
PaineWebber California Tax-Free Income Fund ("California Tax-Free Income Fund") and PaineWebber National Tax-Free Income Fund ("National Tax-Free Income Fund"). Municipal Series has two series: PaineWebber Municipal High Income Fund ("Municipal High Income Fund") and PaineWebber New York Tax-Free Income Fund ("New York Tax-Free Income Fund") (collectively, the "Funds").

Currently, each Fund offers Class A, Class B, Class C and Class Y shares (no Class Y shares were outstanding during the period for California Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund). Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan.

The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments -- Where market quotations are readily available, portfolio securities are valued thereon, provided such quotations adequately reflect the fair value of the securities, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Funds. When market quotations are not readily available, securities are valued based upon appraisals received from a pricing service which utilizes a computerized matrix system, or based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by or under the direction of each Trust's board of trustees. The amortized cost method of valuation, which approximates market value, is used to value debt obligations with 60 days or less remaining to maturity, unless the respective Trust's board of trustees determines that this does not represent fair value.

PAINEWEBBER


Investment Transactions and Investment Income -- Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated on the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of securities.

Income and expenses (excluding class-specific expenses) are allocated proportionately to each class of shares based upon the relative value of dividend eligible shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Realized and unrealized gains and losses are allocated proportionately to each class of shares based upon the relative value of shares outstanding at the beginning of the day (after adjusting for current capital share activity of the respective class). Class-specific expenses are charged directly to the applicable class of shares.

Dividends and Distributions -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment, temporary differences do not require reclassification.

CONCENTRATION OF RISK

Each Fund follows an investment policy of investing primarily in municipal obligations of various states except for California Tax-Free Income Fund and New York Tax-Free Income Fund which invest solely in municipal obligations of their respective state. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by those Funds.

ACQUISITION

Effective November 3, 1995, National Tax-Free Income Fund acquired all of the net assets of Mitchell Hutchins/Kidder, Peabody Municipal Bond Fund ("MH/KP Municipal Bond Fund") pursuant to a plan of reorganization approved by MH/KP Municipal Bond Fund shareholders on October 27, 1995. The acquisition was accomplished by a tax-free exchange of 727,202 Class A, 255,358 Class D (currently Class C) and 35,331 Class C (currently Class Y) shares of National Tax- Free Income Fund for 739,938 Class A, 259,829 Class B and 35,950 Class C shares, respectively, of MH/KP Municipal Bond Fund outstanding on November 3, 1995. MH/KP Municipal Bond Fund's net assets at that date, valued at $11,831,545,

PAINEWEBBER
including accumulated net realized losses of $2,653,192 and net unrealized gain of investments of $586,347, were combined with those of the National Tax-Free Income Fund.

INVESTMENT ADVISER AND ADMINISTRATOR

Each Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contracts, each Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rates of 0.50% of California Tax-Free Income Fund's and National Tax-Free Income Fund's average daily net assets and 0.60% of Municipal High Income Fund's and New York Tax-Free Income Fund's average daily net assets. At August 31, 1996, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitchell Hutchins $77,993, $174,197, $46,766 and $27,151,
respectively, in investment advisory and administration fees. During the six months ended August 31, 1996, Mitchell Hutchins voluntarily waived $45,415 in investment advisory and administration fees from the New York Tax-Free Income Fund.

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively. At August 31, 1996, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitchell Hutchins $62,341, $145,082, $40,520 and $24,791, respectively, in service and distribution fees. For the six months ended August 31, 1996, Mitchell Hutchins voluntarily waived $66,359 in service fees from New York Tax-Free Income Fund.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that, for the six months ended August 31, 1996, it earned $101,507, $207,743, $80,280 and $44,911 in sales charges for the California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund, respectively.

PAINEWEBBER

TRANSFER AGENCY SERVICE FEES

Each Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Funds' transfer agent. For these services for the six months ended August 31, 1996, PaineWebber earned $8,512, $23,022, $6,957 and $4,020 from California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund, respectively. At August 31, 1996, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed PaineWebber $1,367, $3,678, $1,118 and $648, respectively, for transfer agency service fees. For the six months ended August 31, 1996, PaineWebber voluntarily waived $4,020 in transfer agency service fees from New York Tax-Free Income Fund.

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at August 31, 1996, was substantially the same as the cost of securities for financial statement purposes.

At August 31, 1996, the components of net unrealized appreciation of investments were as follows:

                                CALIFORNIA    NATIONAL     MUNICIPAL    NEW YORK
                                 TAX-FREE     TAX-FREE       HIGH       TAX-FREE
                                INCOME FUND  INCOME FUND  INCOME FUND  INCOME FUND
                                -----------  -----------  -----------  -----------
Gross appreciation
 (investments having an excess
 of value over cost)..........  $6,825,967   $13,051,043  $1,833,193   $1,893,275
Gross depreciation
 (investments having an excess
 of cost over value)..........    (579,641)   (2,654,970)   (826,793)    (210,700)
                                ----------   -----------  ----------   ----------
Net unrealized appreciation of
 investments..................  $6,246,326   $10,396,073  $1,006,400   $1,682,575
                                ==========   ===========  ==========   ==========

For the six months ended August 31, 1996, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                CALIFORNIA    NATIONAL    MUNICIPAL   NEW YORK
                                 TAX-FREE     TAX-FREE      HIGH      TAX-FREE
                                INCOME FUND INCOME FUND  INCOME FUND INCOME FUND
                                ----------- ------------ ----------- -----------
Purchases...................... $73,862,909 $220,177,997 $30,060,612 $16,836,219
Sales.......................... $82,751,996 $248,862,912 $40,853,885 $21,930,526

PAINEWEBBER

FEDERAL INCOME TAX STATUS

Each Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for federal income taxes are required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

At February 29, 1996, the funds had the following net capital loss carryforwards available as reductions, to the extent provided in the regulations, of future net realized capital gains which expire as follows:

FISCAL  CALIFORNIA   NATIONAL    MUNICIPAL   NEW YORK
 YEAR    TAX-FREE    TAX-FREE      HIGH      TAX-FREE
ENDING  INCOME FUND INCOME FUND INCOME FUND INCOME FUND
------  ----------- ----------- ----------- -----------
 2002          --   $2,034,069         --          --
 2003   $4,164,891     549,124  $2,854,821  $  436,117
 2004          --          --          --      943,931
        ----------  ----------  ----------  ----------
        $4,164,891  $2,583,193  $2,854,821  $1,380,048
        ==========  ==========  ==========  ==========

The capital loss carryforwards for National Tax-Free Income Fund were acquired pursuant to its acquisition on November 3, 1995 of Mitchell Hutchins/Kidder, Peabody Municipal Bond Fund.

To the extent that any such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

PAINEWEBBER
             SHARES OF BENEFICIAL INTEREST

             THERE IS AN UNLIMITED AMOUNT OF $0.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE AS FOLLOWS:

                           CLASS A                    CLASS B                   CLASS C
                  --------------------------  ------------------------  ------------------------
                    Shares        Amount        Shares       Amount       Shares       Amount
                  -----------  -------------  ----------  ------------  ----------  ------------
California Tax-
 Free Income
 Fund
Six Months Ended
 August 31,
 1996:
Shares sold.....      224,807  $   2,396,177      60,407  $    645,875     103,270  $  1,102,282
Shares
 repurchased....   (1,230,382)   (13,150,818)   (390,637)   (4,187,073)   (382,704)   (4,084,950)
Shares converted
 from Class B to
 Class A........        8,208         88,113      (8,200)      (88,113)        --            --
Dividends
 reinvested.....      157,055      1,675,446      21,555       230,168      28,358       302,389
                  -----------  -------------  ----------  ------------  ----------  ------------
Net decrease....     (840,312) $  (8,991,082)   (316,875) $ (3,399,143)   (251,076) $ (2,680,279)
                  ===========  =============  ==========  ============  ==========  ============
Year Ended
 February 29,
 1996:
Shares sold.....      388,502  $   4,236,457     228,144  $  2,487,998     260,321  $  2,821,938
Shares
 repurchased....   (3,725,470)   (40,598,803)   (898,438)   (9,785,607)   (969,110)  (10,523,686)
Shares converted
 from Class B to
 Class A........       10,277        113,004     (10,273)     (113,004)        --            --
Dividends
 reinvested.....      395,668      4,299,566      55,294       601,266      75,666       821,497
                  -----------  -------------  ----------  ------------  ----------  ------------
Net decrease....   (2,931,023) $ (31,949,776)   (625,273) $ (6,809,347)   (633,123) $ (6,880,251)
                  ===========  =============  ==========  ============  ==========  ============
                           CLASS A                    CLASS B                   CLASS C               CLASS Y
                  --------------------------  ------------------------  ------------------------  ----------------
                    Shares        Amount        Shares       Amount       Shares       Amount     Shares   Amount
                  -----------  -------------  ----------  ------------  ----------  ------------  ------  --------
National Tax-
 Free Income
 Fund
Six Months Ended
 August 31,
 1996:
Shares sold.....    6,104,361  $  69,212,182     135,604  $  1,532,383     264,238  $  3,023,602     --        --
Shares
 repurchased....   (8,163,605)   (92,244,800)   (512,020)   (5,769,796) (1,054,079)  (11,916,929) (5,476) $(61,816)
Shares converted
 from Class B to
 Class A........       13,424        151,534     (13,424)     (151,534)        --            --      --        --
Dividends
 reinvested.....      401,177      4,514,427      48,639       547,306      94,558     1,063,918     687     7,736
                  -----------  -------------  ----------  ------------  ----------  ------------  ------  --------
Net decrease....   (1,644,643) $ (18,366,657)   (341,201) $ (3,841,641)   (695,283) $ (7,829,409) (4,789) $(54,080)
                  ===========  =============  ==========  ============  ==========  ============  ======  ========
Year Ended
 February 29,
 1996:
Shares sold.....    5,257,727  $  60,650,008     571,893  $  6,580,403     554,162  $  6,393,240     --        --
Shares issued in
 connection with
 the acquisition
 of Mitchell
 Hutchins/Kidder,
 Peabody
 Municipal Bond
 Fund...........      727,202      8,452,570         --            --      255,358     2,968,259  35,331  $410,716
Shares
 repurchased....  (10,526,704)  (121,519,966) (1,488,130)  (17,127,225) (3,634,729)  (41,869,021) (6,574)  (77,752)
Shares converted
 from Class B to
 Class A........        7,263         82,843      (7,263)      (82,843)        --            --      --        --
Dividends
 reinvested.....      889,218     10,262,007     114,973     1,325,467     247,608     2,854,511     492     5,785
                  -----------  -------------  ----------  ------------  ----------  ------------  ------  --------
Net increase
 (decrease).....   (3,645,294) $ (42,072,538)   (808,527) $ (9,304,198) (2,577,601) $(29,653,011) 29,249  $338,749
                  ===========  =============  ==========  ============  ==========  ============  ======  ========

PAINEWEBBER
             SHARES OF BENEFICIAL INTEREST - (CONCLUDED)

                                  CLASS A                   CLASS B                 CLASS C
                          -------------------------  ----------------------  -----------------------
                            Shares        Amount      Shares      Amount      Shares       Amount
                          -----------  ------------  ---------  -----------  ---------  ------------
Municipal High Income
 Fund
Six Months Ended August
 31, 1996:
Shares sold.............       62,512  $    632,178    107,959  $ 1,093,840     65,578  $    665,588
Shares repurchased......     (582,316)   (5,883,866)  (387,240)  (3,922,397)  (349,603)   (3,531,076)
Shares converted from
 Class B to Class A.....       17,308       174,849    (17,314)    (174,849)       --            --
Dividends reinvested ...       83,448       847,629     24,126      244,974     30,121       305,891
                          -----------  ------------  ---------  -----------  ---------  ------------
Net decrease............     (419,048) $ (4,229,210)  (272,469) $(2,758,432)  (253,904) $ (2,559,597)
                          ===========  ============  =========  ===========  =========  ============
Year Ended February 29,
 1996:
Shares sold.............      486,514  $  4,928,515    328,524  $ 3,324,149    355,164  $  3,583,695
Shares repurchased......   (1,502,572)  (15,268,177)  (669,283)  (6,789,711)  (755,432)   (7,652,688)
Shares converted from
 Class B to Class A.....        6,026        61,833     (6,030)     (61,833)       --            --
Dividends reinvested ...      197,771     2,009,587     63,421      643,930     77,720       788,960
                          -----------  ------------  ---------  -----------  ---------  ------------
Net decrease............     (812,261) $ (8,268,242)  (283,368) $(2,883,465)  (322,548) $ (3,280,033)
                          ===========  ============  =========  ===========  =========  ============
New York Tax-Free Income
 Fund
Six Months Ended August
 31, 1996:
Shares sold.............       49,538  $    515,351     40,218  $   419,631     26,515  $    276,304
Shares repurchased......     (264,104)   (2,750,866)  (201,064)  (2,108,316)  (188,247)   (1,960,148)
Shares converted from
 Class B to Class A.....          459         4,767       (459)      (4,767)       --            --
Dividends reinvested ...       39,769       416,408     11,623      121,680     26,424       276,707
                          -----------  ------------  ---------  -----------  ---------  ------------
Net decrease............     (174,338) $ (1,814,340)  (149,682) $(1,571,772)  (135,308) $ (1,407,137)
                          ===========  ============  =========  ===========  =========  ============
Year Ended February 29,
 1996:
Shares sold.............       75,913  $    852,300     80,011  $   838,891    272,767  $  2,884,625
Shares repurchased......     (648,187)   (6,829,541)  (427,162)  (4,485,601)  (724,723)   (7,633,919)
Shares converted from
 Class B to Class A.....        1,199        12,707     (1,199)     (12,707)       --            --
Dividends reinvested....       93,623       932,899     29,185      307,243     65,656       691,453
                          -----------  ------------  ---------  -----------  ---------  ------------
Net decrease............     (477,452) $ (5,031,635)  (319,165) $(3,352,174)  (386,300) $ (4,057,841)
                          ===========  ============  =========  ===========  =========  ============

 CALIFORNIA TAX-FREE INCOME FUND
PAINEWEBBER

           FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                             CLASS A
                          -----------------------------------------------------------------------------------
                            For the
                          Six Months
                             Ended     For the Year For the Years Ended    For the Three    For the Years
                          August 31,      Ended        February 28,        Months Ended  Ended  November 30,
                             1996      February 29, ---------------------  February 28,  --------------------
                          (unaudited)      1996       1995        1994         1993        1992       1991
                          -----------  ------------ ---------   ---------  ------------- ---------  ---------
Net asset value,
 beginning of period....   $  11.02      $  10.68   $   11.41   $   11.80    $  11.39    $   11.13  $   10.94
                           --------      --------   ---------   ---------    --------    ---------  ---------
Net investment income...       0.26          0.57        0.58        0.60        0.16         0.66       0.71
Net realized and
 unrealized gains
 (losses) from
 investment
 transactions...........      (0.32)         0.34       (0.63)      (0.08)       0.58         0.29       0.22
                           --------      --------   ---------   ---------    --------    ---------  ---------
Net increase (decrease)
 from investment
 operations.............      (0.06)         0.91       (0.05)       0.52        0.74         0.95       0.93
                           --------      --------   ---------   ---------    --------    ---------  ---------
Dividends from net
 investment income......      (0.26)        (0.57)      (0.58)      (0.60)      (0.16)       (0.66)     (0.71)
Distributions from net
 realized gains from
 investment
 transactions...........        --            --        (0.10)      (0.31)      (0.17)       (0.03)     (0.03)
                           --------      --------   ---------   ---------    --------    ---------  ---------
Total dividends and
 distributions to
 shareholders...........      (0.26)        (0.57)      (0.68)      (0.91)      (0.33)       (0.69)     (0.74)
                           --------      --------   ---------   ---------    --------    ---------  ---------
Net asset value, end of
 period.................   $  10.70      $  11.02   $   10.68   $   11.41    $  11.80    $   11.39  $   11.13
                           ========      ========   =========   =========    ========    =========  =========
Total investment
 return(1)..............      (0.48)%        8.68%      (0.18)%      4.46%       6.52%        8.73%      8.84%
                           ========      ========   =========   =========    ========    =========  =========
Ratios/supplemental
 data:
Net assets, end of
 period (000's).........   $138,278      $151,684   $ 178,234   $ 227,179    $247,025    $ 239,851  $ 231,987
Expenses to average net
 assets.................       0.97%*        0.94%       0.88%       0.90%       0.99%*       0.93%      0.83%
Net investment income to
 average net assets.....       4.92%*        5.21%       5.55%       5.10%       5.61%*       5.80%      6.46%
Portfolio turnover rate.         41%           32%         11%         37%          3%          25%         2%
---------------------

  + Commencement of issuance of shares
  * Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

 CALIFORNIA TAX-FREE INCOME FUND



                                    CLASS B
------------------------------------------------------------------------------------
  For the                                      For the                    For the
Six Months     For the     For the Years        Three       For the       Period
   Ended         Year          Ended            Months        Year     July 1, 1991+
August 31,      Ended      February 28,         Ended        Ended        through
   1996      February 29, -----------------  February 28, November 30, November 30,
(unaudited)      1996      1995      1994        1993         1992         1991
-----------  ------------ -------   -------  ------------ ------------ -------------
  $ 11.03      $ 10.69    $ 11.41   $ 11.81    $ 11.39      $ 11.14       $ 10.95
  -------      -------    -------   -------    -------      -------       -------
     0.22         0.48       0.50      0.51       0.14         0.57          0.25
    (0.32)        0.34      (0.62)    (0.09)      0.59         0.28          0.19
  -------      -------    -------   -------    -------      -------       -------
    (0.10)        0.82      (0.12)     0.42       0.73         0.85          0.44
  -------      -------    -------   -------    -------      -------       -------
    (0.22)       (0.48)     (0.50)    (0.51)     (0.14)       (0.57)        (0.25)
      --           --       (0.10)    (0.31)     (0.17)       (0.03)          --
  -------      -------    -------   -------    -------      -------       -------
    (0.22)       (0.48)     (0.60)    (0.82)     (0.31)       (0.60)        (0.25)
  -------      -------    -------   -------    -------      -------       -------
  $ 10.71      $ 11.03    $ 10.69   $ 11.41    $ 11.81      $ 11.39       $ 11.14
  =======      =======    =======   =======    =======      =======       =======
    (0.85)%       7.86%     (0.85)%    3.56%      6.50%        7.80%         3.69%
  =======      =======    =======   =======    =======      =======       =======
  $22,991      $27,175    $33,007   $41,979    $36,693      $30,205       $10,743
     1.74%*       1.70%      1.64%     1.65%      1.74%*       1.68%         1.62%*
     4.16%*       4.45%      4.78%     4.32%      4.81%*       4.91%         5.02%*
       41%          32%        11%       37%         3%          25%            2%
                                    CLASS C
------------------------------------------------------------------------------------
  For the      For the     For the        For the                         For the
Six Months   Six Months      Year          Years         For the Three    Period
   Ended        Ended       Ended          Ended            Months     July 2, 1992+
August 31,   August 31,  February 29,  February 28,          Ended        through
   1996         1996     ------------ ------------------ February 28,  November 30,
(unaudited)  (unaudited)     1996      1995      1994        1993          1992
------------ ----------- ------------ --------- -------- ------------- -------------
  $ 11.03      $ 11.02     $ 10.67    $ 11.40   $ 11.79     $ 11.38       $ 11.41
------------ ----------- ------------ --------- -------- ------------- -------------
     0.22         0.24        0.51       0.53      0.54        0.14          0.21
    (0.32)       (0.32)       0.35      (0.63)    (0.08)       0.58         (0.03)
------------ ----------- ------------ --------- -------- ------------- -------------
    (0.10)       (0.08)       0.86      (0.10)     0.46        0.72          0.18
------------ ----------- ------------ --------- -------- ------------- -------------
    (0.22)       (0.24)      (0.51)     (0.53)    (0.54)      (0.14)        (0.21)
      --           --          --       (0.10)    (0.31)      (0.17)          --
------------ ----------- ------------ --------- -------- ------------- -------------
    (0.22)       (0.24)      (0.51)     (0.63)    (0.85)      (0.31)        (0.21)
------------ ----------- ------------ --------- -------- ------------- -------------
  $ 10.71      $ 10.70     $ 11.02    $ 10.67   $ 11.40     $ 11.79       $ 11.38
============ =========== ============ ========= ======== ============= =============
    (0.85)%      (0.73)%      8.22%     (0.70)%    3.91%       6.49%         1.28%
============ =========== ============ ========= ======== ============= =============
  $22,991      $18,825     $22,155    $28,217   $53,874     $39,029       $30,141
     1.74%*       1.49%*      1.46%      1.40%     1.39%       1.48%*        1.39%*
     4.16%*       4.41%*      4.69%      5.05%     4.55%       5.06%*        4.79%*
       41%          41%         32%        11%       37%          3%           25%

 NATIONAL TAX-FREE INCOME FUND
PAINEWEBBER

           FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                             CLASS A
                          ---------------------------------------------------------------------------------------
                            For the
                          Six Months                                           For the Three
                             Ended     For the Year     For the Years Ended       Months        For the Years
                          August 31,      Ended            February 28,            Ended     Ended November 30,
                             1996      February 29,     ---------------------  February 28,  --------------------
                          (unaudited)      1996           1995        1994         1993        1992       1991
                          -----------  ------------     ---------   ---------  ------------- ---------  ---------
Net asset value,
 beginning of period....   $  11.64      $  11.26       $   12.00   $   12.09    $  11.67    $   11.40  $   11.20
                           --------      --------       ---------   ---------    --------    ---------  ---------
Net investment income...       0.27          0.58            0.63        0.64        0.17         0.71       0.76
Net realized and
 unrealized gains
 (losses) from
 investment
 transactions...........      (0.36)         0.39           (0.73)       0.03        0.55         0.31       0.20
                           --------      --------       ---------   ---------    --------    ---------  ---------
Net increase (decrease)
 from investment
 operations.............      (0.09)         0.97           (0.10)       0.67        0.72         1.02       0.96
                           --------      --------       ---------   ---------    --------    ---------  ---------
Dividends from net
 investment income......      (0.27)        (0.59)          (0.63)      (0.64)      (0.17)       (0.71)     (0.76)
Distributions from net
 realized gains from
 investment
 transactions...........        --            --            (0.01)      (0.12)      (0.13)       (0.04)       --
                           --------      --------       ---------   ---------    --------    ---------  ---------
Total dividends and
 distributions to
 shareholders...........      (0.27)        (0.59)          (0.64)      (0.76)      (0.30)       (0.75)     (0.76)
                           --------      --------       ---------   ---------    --------    ---------  ---------
Net asset value, end of
 period.................   $  11.28      $  11.64       $   11.26   $   12.00    $  12.09    $   11.67  $   11.40
                           ========      ========       =========   =========    ========    =========  =========
Total investment
 return(1)..............      (0.72)%        8.75%          (0.63)%      5.65%       6.31%        9.21%      8.85%
                           ========      ========       =========   =========    ========    =========  =========
Ratios/supplemental
 data:
Net assets, end of
 period (000's).........   $287,355      $315,899       $ 346,579   $ 432,825    $419,596    $ 396,587  $ 366,300
Expenses to average net
 assets.................       0.91%*        0.93%(/2/)      0.88%       0.89%       0.88%*       0.91%      0.83%
Net investment income to
 average net assets.....       4.82%*        5.06%(/2/)      5.62%       5.28%       5.86%*       6.13%      6.66%
Portfolio turnover rate.         55%           74%             60%         16%          5%          21%        27%
---------------------

  + Commencement of issuance of shares
  * Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.03%.

 NATIONAL TAX-FREE INCOME FUND



                                         CLASS B
     -----------------------------------------------------------------------------------------
       For the                          For the          For the                    For the
     Six Months      For the             Years            Three       For the       Period
        Ended          Year              Ended            Months        Year     July 1, 1991+
     August 31,       Ended          February 28,         Ended        Ended        through
        1996       February 29,     -----------------  February 28, November 30, November 30,
     (unaudited)       1996          1995      1994        1993         1992         1991
     -----------   ------------     -------   -------  ------------ ------------ -------------
       $ 11.64       $ 11.26        $ 11.99   $ 12.08    $ 11.67      $ 11.40       $11.19
       -------       -------        -------   -------    -------      -------       ------
          0.23          0.49           0.54      0.55       0.15         0.62         0.27
         (0.37)         0.39          (0.72)     0.03       0.54         0.31         0.21
       -------       -------        -------   -------    -------      -------       ------
         (0.14)         0.88          (0.18)     0.58       0.69         0.93         0.48
       -------       -------        -------   -------    -------      -------       ------
         (0.23)        (0.50)         (0.54)    (0.55)     (0.15)       (0.62)       (0.27)
           --            --           (0.01)    (0.12)     (0.13)       (0.04)         --
       -------       -------        -------   -------    -------      -------       ------
         (0.23)        (0.50)         (0.55)    (0.67)     (0.28)       (0.66)       (0.27)
       -------       -------        -------   -------    -------      -------       ------
       $ 11.27       $ 11.64        $ 11.26   $ 11.99    $ 12.08      $ 11.67       $11.40
       =======       =======        =======   =======    =======      =======       ======
         (1.18)%       7.94%          (1.29)%    4.87%      6.02%        8.36%        4.06%
       =======       =======        =======   =======    =======      =======       ======
       $46,068       $51,546        $58,958   $70,988    $50,064      $39,564       $8,620
          1.66%*        1.68%(/2/)     1.64%     1.63%      1.63%*       1.65%        1.65%*
          4.07%*        4.31%(/2/)     4.86%     4.50%      5.08%*       5.16%        5.26%*
            55%           74%            60%       16%         5%          21%          27%

 NATIONAL TAX-FREE INCOME FUND
               FINANCIAL HIGHLIGHTS--(CONCLUDED)

                                                         CLASS C                                              CLASS Y
                          --------------------------------------------------------------------------- ------------------------
                                                                                                                    For the
                            For the                                          For the       For the      For the      Period
                          Six Months    For the          For the Years        Three        Period     Six Months  November 3,
                             Ended        Year               Ended            Months    July 2, 1992+    Ended       1995+
                          August 31,     Ended           February 28,         Ended        through    August 31,    through
                             1996     February 29,     ------------------  February 28, November 30,     1996     February 29,
                          (unaudited)     1996           1995      1994        1993         1992      (unaudited)     1996
                          ----------- ------------     --------  --------  ------------ ------------- ----------- ------------
Net asset value,
 beginning of period....    $ 11.64     $ 11.26        $  12.00     12.09    $  11.67     $  11.71      $11.65       $11.62
                            -------     -------        --------  --------    --------     --------      ------       ------
Net investment income...       0.24        0.52            0.57      0.58        0.15         0.23        0.29         0.19
Net realized and
 unrealized gains
 (losses) from
 investment
 transactions...........      (0.37)       0.39           (0.73)     0.03        0.55        (0.04)      (0.37)        0.01
                            -------     -------        --------  --------    --------     --------      ------       ------
Net increase (decrease)
 from investment
 operations.............      (0.13)       0.91           (0.16)     0.61        0.70         0.19       (0.08)        0.20
                            -------     -------        --------  --------    --------     --------      ------       ------
Dividends from net
 investment income......      (0.24)      (0.53)          (0.57)    (0.58)      (0.15)       (0.23)      (0.29)       (0.17)
Distributions from net
 realized gains from
 investment
 transactions...........        --          --            (0.01)    (0.12)      (0.13)         --          --           --
                            -------     -------        --------  --------    --------     --------      ------       ------
Total dividends and
 distributions to
 shareholders...........      (0.24)      (0.53)          (0.58)    (0.70)      (0.28)       (0.23)      (0.29)       (0.17)
                            -------     -------        --------  --------    --------     --------      ------       ------
Net asset value, end of
 period.................    $ 11.27     $ 11.64        $  11.26  $  12.00    $  12.09     $  11.67      $11.28       $11.65
                            =======     =======        ========  ========    ========     ========      ======       ======
Total investment
 return(1)..............      (1.06)%      8.19%         (1.13)%     5.13%       6.18%        1.41%      (0.67)%       1.70%
                            =======     =======        ========  ========    ========     ========      ======       ======
Ratios/supplemental
 data:
Net assets, end of
 period (000's).........    $64,859     $75,076        $101,642  $187,778    $138,989     $105,854      $  276       $  341
Expenses to average net
 assets.................       1.42%*      1.45%(/2/)      1.40%     1.37%       1.37%*       1.42%*      0.64%*       0.64%(/2/)*
Net investment income to
 average net assets.....       4.32%*      4.57%(/2/)      5.13%     4.75%       5.30%*       5.17%*      5.11%*       5.19%(/2/)*
Portfolio turnover rate.         55%         74%             60%       16%          5%          21%         55%          74%
---------------------

  + Commencement of issuance of shares
  * Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.03%.

                       This Page Intentionally Left Blank

 MUNICIPAL HIGH INCOME FUND
PAINEWEBBER
           FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                     CLASS A
                          -----------------------------------------------------------------
                            For the
                          Six Months
                             Ended    For the Year   For the Years Ended       For the Year
                          August 31,     Ended          February 28,              Ended
                             1996     February 29, --------------------------  February 29,
                          (unaudited)     1996      1995      1994     1993        1992
                          ----------- ------------ -------   -------  -------  ------------
Net asset value,
 beginning of period....    $ 10.29     $  9.92    $ 10.77   $ 10.96  $ 10.29    $  9.92
                            -------     -------    -------   -------  -------    -------
Net investment income...       0.28        0.62       0.59      0.61     0.67       0.71
Net realized and
 unrealized gains
 (losses) from
 investment
 transactions...........      (0.17)       0.37      (0.82)     0.01     0.81       0.44
                            -------     -------    -------   -------  -------    -------
Net increase (decrease)
 from investment
 operations.............       0.11        0.99      (0.23)     0.62     1.48       1.15
                            -------     -------    -------   -------  -------    -------
Dividends from net
 investment income......      (0.28)      (0.62)     (0.59)    (0.61)   (0.67)     (0.71)
Distributions from net
 realized gains from
 investment
 transactions...........        --          --       (0.03)    (0.20)   (0.14)     (0.07)
                            -------     -------    -------   -------  -------    -------
Total dividends and
 distributions to
 shareholders...........      (0.28)      (0.62)     (0.62)    (0.81)   (0.81)     (0.78)
                            -------     -------    -------   -------  -------    -------
Net asset value, end of
 period.................    $ 10.12     $ 10.29    $  9.92   $ 10.77  $ 10.96    $ 10.29
                            =======     =======    =======   =======  =======    =======
Total investment
 return(1)..............       1.12%      10.18%     (2.03)%    5.77%   15.05%     11.94%
                            =======     =======    =======   =======  =======    =======
Ratios/supplemental
 data:
Net assets, end of
 period (000's).........    $52,073     $57,280    $63,287   $82,248  $82,251    $68,830
Expenses, net of waivers
 from adviser, to
 average net
 assets.................       1.12%*      1.10%      1.13%     1.03%    0.87%      0.75%
Expenses, before waivers
 from adviser, to
 average net
 assets.................       1.12%*      1.10%      1.13%     1.16%    1.29%      1.25%
Net investment income,
 net of waivers from
 adviser, to
 average net assets.....       5.53%*      5.94%      5.96%     5.52%    6.31%      6.99%
Net investment income,
 before waivers from
 adviser, to
 average net assets.....       5.53%*      5.94%      5.96%     5.39%    5.89%      6.49%
Portfolio turnover rate.         34%         48%        28%       23%      10%        45%
---------------------

  + Commencement of issuance of shares
  * Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

 MUNICIPAL HIGH INCOME FUND



                            CLASS B                                                         CLASS C
------------------------------------------------------------------- -----------------------------------------------------------
 For  the
Six Months                     For the Years         For the Period For the Six                For the Years     For the Period
   Ended     For the Year          Ended             July 1, 1991+  Months Ended For the Year      Ended         July 2,  1992+
August 31,      Ended          February 28,             through      August 31,     Ended      February 28,         through
   1996      February 29, -------------------------   February 29,      1996     February 29, -----------------   February 28,
(unaudited)      1996      1995     1994     1993         1992      (unaudited)      1996      1995      1994         1993
-----------  ------------ -------  -------  -------  -------------- ------------ ------------ -------   -------  --------------
 $  10.29      $  9.92    $ 10.76  $ 10.96  $ 10.29      $10.05       $ 10.29      $  9.92    $ 10.77   $ 10.96     $ 10.50
 --------      -------    -------  -------  -------      ------       -------      -------    -------   -------     -------
     0.24         0.54       0.52     0.52     0.59        0.42          0.26         0.56       0.55      0.55        0.36
    (0.18)        0.37      (0.81)     --      0.81        0.31         (0.17)        0.37      (0.82)     0.01        0.47
 --------      -------    -------  -------  -------      ------       -------      -------    -------   -------     -------
     0.06         0.91      (0.29)    0.52     1.40        0.73          0.09         0.93      (0.27)     0.56        0.83
 --------      -------    -------  -------  -------      ------       -------      -------    -------   -------     -------
    (0.24)       (0.54)     (0.52)   (0.52)   (0.59)      (0.42)        (0.26)       (0.56)     (0.55)    (0.55)      (0.36)
      --           --       (0.03)   (0.20)   (0.14)      (0.07)          --           --       (0.03)    (0.20)      (0.01)
 --------      -------    -------  -------  -------      ------       -------      -------    -------   -------     -------
    (0.24)       (0.54)     (0.55)   (0.72)   (0.73)      (0.49)        (0.26)       (0.56)     (0.58)    (0.75)      (0.37)
 --------      -------    -------  -------  -------      ------       -------      -------    -------   -------     -------
 $  10.11      $ 10.29    $  9.92  $ 10.76  $ 10.96      $10.29       $ 10.12      $ 10.29    $  9.92   $ 10.77     $ 10.96
 ========      =======    =======  =======  =======      ======       =======      =======    =======   =======     =======
     0.65%        9.36%    (2.67)%    4.88%   14.81%       6.89%         0.87%        9.64%     (2.51)%    5.24%       7.72%
 ========      =======    =======  =======  =======      ======       =======      =======    =======   =======     =======
 $ 20,710      $23,868    $25,823  $32,287  $22,922      $8,176       $17,783      $20,700    $23,158   $35,872     $21,638
     1.87%*       1.85%      1.87%    1.79%    1.63%       1.50%*        1.63%*       1.60%      1.63%     1.54%       1.40%*
     1.87%*       1.85%      1.87%    1.90%    2.01%       1.98%*        1.63%*       1.60%      1.63%     1.64%       1.69%*
     4.77%*       5.19%      5.21%    4.72%    5.48%       5.80%*        5.02%*       5.45%      5.48%     4.95%       5.26%*
     4.77%*       5.19%      5.21%    4.61%    5.10%       5.32%*        5.02%*       5.45%      5.48%     4.85%       4.97%*
       34%          48%        28%      23%      10%         46%           34%          48%        28%       23%         10%

 NEW YORK TAX-FREE INCOME FUND
PAINEWEBBER

           FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                     CLASS A
                          -----------------------------------------------------------------
                            For the
                          Six Months
                             Ended    For the Year   For the Years Ended       For the Year
                          August 31,     Ended          February 28,              Ended
                             1996     February 29, --------------------------  February 29,
                          (unaudited)     1996      1995      1994     1993        1992
                          ----------- ------------ -------   -------  -------  ------------
Net asset value,
 beginning of period....    $ 10.71     $ 10.27    $ 11.03   $ 10.99  $ 10.12    $  9.76
                            -------     -------    -------   -------  -------    -------
Net investment income...       0.26        0.54       0.54      0.57     0.63       0.66
Net realized and
 unrealized gains
 (losses) from
 investment
 transactions...........      (0.27)       0.45      (0.66)     0.07     0.87       0.36
                            -------     -------    -------   -------  -------    -------
Net increase (decrease)
 from investment
 operations.............      (0.01)       0.99      (0.12)     0.64     1.50       1.02
                            -------     -------    -------   -------  -------    -------
Dividends from net
 investment income......      (0.26)      (0.55)     (0.54)    (0.57)   (0.63)     (0.66)
Distributions from net
 realized gains from
 investment
 transactions...........        --          --       (0.10)    (0.03)     --         --
                            -------     -------    -------   -------  -------    -------
Total dividends and
 distributions to
 shareholders...........      (0.26)      (0.55)     (0.64)    (0.60)   (0.63)     (0.66)
                            -------     -------    -------   -------  -------    -------
Net asset value, end of
 period.................    $ 10.44     $ 10.71    $ 10.27   $ 11.03  $ 10.99    $ 10.12
                            =======     =======    =======   =======  =======    =======
Total investment
 return(1)..............      (0.09)%      9.83%     (0.83)%    5.89%   15.44%     10.80%
                            =======     =======    =======   =======  =======    =======
Ratios/supplemental
 data:
Net assets, end of
 period (000's).........    $26,189     $28,734    $32,475   $45,033  $43,443    $35,961
Expenses, net of
 waivers, to average net
 assets.................       1.02%*      1.02%      1.01%     0.75%    0.34%      0.25%
Expenses, before
 waivers, to average net
 assets.................       1.43%*      1.15%      1.26%     1.25%    1.47%      1.53%
Net investment income,
 net of waivers, to
 average net assets.....       4.91%*      5.11%      5.38%     5.13%    6.07%      6.65%
Net investment income,
 before waivers, to
 average net assets.....       4.50%*      4.98%      5.13%     4.63%    4.94%      5.37%
Portfolio turnover rate.         32%         13%         6%        8%       6%         6%
---------------------

  + Commencement of issuance of shares
  * Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

 NEW YORK TAX-FREE INCOME FUND




                            CLASS B                                                          CLASS C
-------------------------------------------------------------------- ----------------------------------------------------------
  For the                                                              For the
 Six Months                                           For the Period  Six Months               For the Years     For the Period
   Ended     For the Year   For the Years Ended       July 1, 1991+     Ended    For the Year      Ended         July 2, 1992+
August 31,      Ended          February 28,              through     August 31,     Ended      February 28,         through
   1996      February 29, --------------------------   February 29,     1996     February 29, -----------------   February 28,
(unaudited)      1996      1995      1994     1993         1992      (unaudited)     1996      1995      1994         1993
-----------  ------------ -------   -------  -------  -------------- ----------- ------------ -------   -------  --------------
  $ 10.71      $ 10.27    $ 11.03   $ 10.98  $ 10.12      $ 9.81       $ 10.71     $ 10.28    $ 11.03   $ 10.99     $ 10.45
  -------      -------    -------   -------  -------      ------       -------     -------    -------   -------     -------
     0.22         0.47       0.47      0.49     0.56        0.39          0.23        0.49       0.49      0.51        0.36
    (0.28)        0.44      (0.66)     0.08     0.86        0.31         (0.27)       0.43      (0.65)     0.07        0.54
  -------      -------    -------   -------  -------      ------       -------     -------    -------   -------     -------
    (0.06)        0.91      (0.19)     0.57     1.42        0.70         (0.04)       0.92      (0.16)     0.58        0.90
  -------      -------    -------   -------  -------      ------       -------     -------    -------   -------     -------
    (0.22)       (0.47)     (0.47)    (0.49)   (0.56)      (0.39)        (0.23)      (0.49)     (0.49)    (0.51)      (0.36)
      --           --       (0.10)    (0.03)     --          --            --          --       (0.10)    (0.03)        --
  -------      -------    -------   -------  -------      ------       -------     -------    -------   -------     -------
    (0.22)       (0.47)     (0.57)    (0.52)   (0.56)      (0.39)        (0.23)      (0.49)     (0.59)    (0.54)      (0.36)
  -------      -------    -------   -------  -------      ------       -------     -------    -------   -------     -------
  $ 10.43      $ 10.71    $ 10.27   $ 11.03  $ 10.98      $10.12       $ 10.44     $ 10.71    $ 10.28   $ 11.03     $ 10.99
  =======      =======    =======   =======  =======      ======       =======     =======    =======   =======     =======
    (0.56)%       9.01%     (1.57)%    5.19%   14.35%       6.80%        (0.34)%      9.17%     (1.20)%    5.35%       8.38%
  =======      =======    =======   =======  =======      ======       =======     =======    =======   =======     =======
  $10,001      $11,862    $14,660   $19,193  $13,776      $6,026       $15,986     $17,849    $21,095   $38,165     $19,553
     1.77%*       1.77%      1.76%     1.51%    1.10%       1.00%*        1.52%*      1.52%      1.52%     1.27%       0.90%*
     2.19%*       1.89%      2.01%     1.99%    2.19%       2.20%*        1.95%*      1.64%      1.75%     1.72%       1.83%*
     4.17%*       4.36%      4.63%     4.34%    5.22%       5.59%*        4.41%*      4.61%      4.89%     4.55%       5.04%*
     3.74%*       4.24%      4.83%     3.86%    4.13%       4.39%*        3.97%*      4.50%      4.65%     4.10%       4.11%*
       32%          13%         6%        8%       6%          6%           32%         13%         6%        8%          6%

PAINEWEBBER

            SHAREHOLDER INFORMATION

            A special meeting of shareholders of the Trusts were held on April 10, 1996. At these meetings, the following proposals were approved. (Shareholders of each Trust, voted together as a single class with respect to the election of board members; other matters noted below were approved by shareholders of each Fund.)

PROPOSAL 1

To elect ten members of its Board of Trustees:
  Margo N. Alexander
  Richard Q. Armstrong
  E. Garrett Bewkes, Jr.
  Richard R. Burt
  Mary C. Farrell
  Meyer Feldberg
  George W. Gowen
  Frederic V. Malek
  Carl W. Schafer
  John R. Torell III

For each of the above Trustees, the votes were as follows:

                                                    SHARES VOTED SHARES WITHHOLD
                                                        FOR         AUTHORITY
                                                    ------------ ---------------
Mutual Fund Trust
(California Tax-Free Income Fund and National Tax-
 Free Income Fund)................................   29,162,872      516,707
Municipal Series
(Municipal High Income Fund and New York Tax-Free
 Income Fund).....................................    7,935,656      479,950


PROPOSAL 2

Ratification of the selection of Ernst & Young LLP as independent auditors for the current fiscal year:

                                        SHARES VOTED SHARES VOTED
                                            FOR        AGAINST    SHARES ABSTAIN
                                        ------------ ------------ --------------
California Tax-Free Income Fund........   9,445,166        596       360,236
National Tax-Free Income Fund..........  19,691,273     39,211       743,097
Municipal High Income Fund.............   5,337,078      2,506       269,175
New York Tax-Free Income Fund..........   2,708,867      8,273       207,713

PROPOSAL 3

Approval of the proposed changes to the Trusts' fundamental investment restrictions and policies:

Modification of fundamental restriction on portfolio diversification for diversified funds:

                                        SHARES VOTED SHARES VOTED
                                            FOR        AGAINST    SHARES ABSTAIN
                                        ------------ ------------ --------------
California Tax-Free Income Fund........   9,292,983     81,319       431,696
National Tax-Free Income Fund..........  19,181,879    346,358       945,344

PAINEWEBBER
            SHAREHOLDER INFORMATION--(CONCLUDED)


For each of the following proposals, the votes were as follows:

  Modification of fundamental restriction on concentration;
  Modification of fundamental restriction on senior securities and borrowing; Modification of fundamental restriction on making loans;
  Modification of fundamental restriction on underwriting securities; Modification of fundamental restriction on real estate investments; Modification of fundamental restriction on investing in commodities; Elimination of fundamental restriction on margin transactions;
  Elimination of fundamental restriction on short sales;
  Elimination of fundamental restriction on investments in oil, gas and mineral leases and programs;
  Elimination of fundamental restriction on investments in other investment companies;

                                        SHARES VOTED SHARES VOTED
                                            FOR        AGAINST    SHARES ABSTAIN
                                        ------------ ------------ --------------
California Tax-Free Income Fund........   9,292,983     81,319       431,696
National Tax-Free Income Fund..........  19,181,879    346,358       945,344
Municipal High Income Fund.............   5,203,624     95,169       309,966
New York Tax-Free Income Fund..........   2,644,032     41,582       239,239

-------
(Broker non-votes and abstentions are included within the "Shares Withhold Authority" and "Shares Abstain" totals.)